Shareholder Report	1 Months Ended	12 Months Ended	95 Months Ended	106 Months Ended	118 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		SPDR INDEX SHARES FUNDS
Entity Central Index Key		0001168164
Entity Investment Company Type		N-1A
Document Period End Date		Sep. 30, 2024
C000038340
Shareholder Report [Line Items]
Fund Name		SPDR S&P Global Infrastructure ETF
Trading Symbol		GII
Security Exchange Name		NYSE
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR S&P Global Infrastructure ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Global Infrastructure ETF	$46	0.40%

Expenses Paid, Amount		$ 46
Expense Ratio, Percent		0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by speculation about inflation and when and by how much the U.S. Federal Reserve (“the Fed”) and other central banks would begin cutting rates. Alongside this interest rate story was the continuing prospect of an artificial intelligence boom, driving up the values of A.I.-related tech and semiconductor companies. And even though markets moved sideways in Q3 2024 as investors rotated out of growth and tech stocks and back into value and small cap securities, they could not undo the reporting period’s significant influence driven by those mega-cap high-flyers. With the Fed finally cutting rates in September and by 50 bps, the year-long speculation about the timing of the Fed’s directional shift was finally put to rest, and markets ended the year-long period with significant gains and at the highest levels.  On the sector front, Industrials and Utilities were leaders with positive performance coupled with large weights within the fund.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
Line Graph [Table Text Block]
	GII	MSCI ACWI IMI Index	S&P Global Infrastructure Index
09/30/14	$10,000	$10,000	$10,000
10/31/14	$10,161	$10,079	$10,164
11/30/14	$10,166	$10,228	$10,166
12/31/14	$10,096	$10,059	$10,098
01/31/15	$10,101	$9,903	$10,107
02/28/15	$10,100	$10,457	$10,096
03/31/15	$10,010	$10,319	$10,005
04/30/15	$10,445	$10,602	$10,440
05/31/15	$10,280	$10,609	$10,269
06/30/15	$9,814	$10,374	$9,795
07/31/15	$9,917	$10,435	$9,900
08/31/15	$9,375	$9,735	$9,349
09/30/15	$9,123	$9,379	$9,091
10/31/15	$9,556	$10,089	$9,524
11/30/15	$9,146	$10,026	$9,112
12/31/15	$8,903	$9,839	$8,869
01/31/16	$8,831	$9,223	$8,799
02/29/16	$8,917	$9,175	$8,877
03/31/16	$9,665	$9,869	$9,622
04/30/16	$9,884	$10,025	$9,842
05/31/16	$9,831	$10,045	$9,782
06/30/16	$10,116	$9,973	$10,069
07/31/16	$10,395	$10,417	$10,347
08/31/16	$10,208	$10,452	$10,149
09/30/16	$10,387	$10,528	$10,326
10/31/16	$10,087	$10,325	$10,033
11/30/16	$9,676	$10,437	$9,616
12/31/16	$9,940	$10,662	$9,884
01/31/17	$10,072	$10,951	$10,015
02/28/17	$10,373	$11,252	$10,307
03/31/17	$10,721	$11,386	$10,651
04/30/17	$10,899	$11,569	$10,828
05/31/17	$11,350	$11,800	$11,269
06/30/17	$11,327	$11,869	$11,250
07/31/17	$11,699	$12,195	$11,621
08/31/17	$11,888	$12,238	$11,800
09/30/17	$11,670	$12,500	$11,582
10/31/17	$11,773	$12,753	$11,689
11/30/17	$11,980	$13,003	$11,883
12/31/17	$11,864	$13,215	$11,769
01/31/18	$11,999	$13,928	$11,902
02/28/18	$11,200	$13,346	$11,096
03/31/18	$11,204	$13,097	$11,098
04/30/18	$11,476	$13,219	$11,367
05/31/18	$11,259	$13,272	$11,144
06/30/18	$11,465	$13,192	$11,348
07/31/18	$11,666	$13,557	$11,547
08/31/18	$11,385	$13,682	$11,258
09/30/18	$11,270	$13,704	$11,144
10/31/18	$10,822	$12,632	$10,701
11/30/18	$11,023	$12,810	$10,896
12/31/18	$10,673	$11,883	$10,548
01/31/19	$11,599	$12,850	$11,465
02/28/19	$11,873	$13,208	$11,727
03/31/19	$12,159	$13,344	$12,008
04/30/19	$12,300	$13,785	$12,147
05/31/19	$12,124	$12,960	$11,962
06/30/19	$12,761	$13,793	$12,600
07/31/19	$12,503	$13,835	$12,346
08/31/19	$12,553	$13,486	$12,383
09/30/19	$12,820	$13,769	$12,645
10/31/19	$13,009	$14,148	$12,835
11/30/19	$12,904	$14,501	$12,725
12/31/19	$13,442	$15,015	$13,265
01/31/20	$13,653	$14,816	$13,473
02/29/20	$12,356	$13,604	$12,179
03/31/20	$9,525	$11,646	$9,377
04/30/20	$10,416	$12,928	$10,259
05/31/20	$10,962	$13,523	$10,798
06/30/20	$10,808	$13,955	$10,654
07/31/20	$11,128	$14,680	$10,968
08/31/20	$11,310	$15,569	$11,141
09/30/20	$10,966	$15,086	$10,800
10/31/20	$10,844	$14,760	$10,680
11/30/20	$12,235	$16,629	$12,051
12/31/20	$12,594	$17,455	$12,403
01/31/21	$12,325	$17,424	$12,136
02/28/21	$12,415	$17,888	$12,222
03/31/21	$12,954	$18,351	$12,751
04/30/21	$13,406	$19,148	$13,198
05/31/21	$13,476	$19,434	$13,260
06/30/21	$13,230	$19,668	$13,022
07/31/21	$13,354	$19,768	$13,142
08/31/21	$13,591	$20,257	$13,371
09/30/21	$13,409	$19,449	$13,190
10/31/21	$13,886	$20,395	$13,663
11/30/21	$13,143	$19,848	$12,925
12/31/21	$13,996	$20,636	$13,773
01/31/22	$13,850	$19,565	$13,628
02/28/22	$14,190	$19,117	$13,961
03/31/22	$15,015	$19,507	$14,774
04/30/22	$14,517	$17,958	$14,285
05/31/22	$15,039	$17,969	$14,796
06/30/22	$13,871	$16,419	$13,643
07/31/22	$14,416	$17,591	$14,180
08/31/22	$14,198	$16,967	$13,956
09/30/22	$12,520	$15,329	$12,304
10/31/22	$13,143	$16,272	$12,922
11/30/22	$14,197	$17,511	$13,955
12/31/22	$13,875	$16,838	$13,637
01/31/23	$14,566	$18,078	$14,317
02/28/23	$14,078	$17,576	$13,827
03/31/23	$14,407	$18,008	$14,145
04/30/23	$14,780	$18,238	$14,508
05/31/23	$13,952	$18,018	$13,685
06/30/23	$14,354	$19,068	$14,086
07/31/23	$14,639	$19,798	$14,363
08/31/23	$13,955	$19,229	$13,680
09/30/23	$13,300	$18,420	$13,030
10/31/23	$12,895	$17,806	$12,633
11/30/23	$14,138	$19,452	$13,849
12/31/23	$14,722	$20,472	$14,425
01/31/24	$14,254	$20,518	$13,964
02/29/24	$14,253	$21,376	$13,954
03/31/24	$14,898	$22,052	$14,587
04/30/24	$14,811	$21,303	$14,504
05/31/24	$15,728	$22,166	$15,394
06/30/24	$15,262	$22,577	$14,927
07/31/24	$15,924	$23,041	$15,576
08/31/24	$16,662	$23,579	$16,285
09/30/24	$17,288	$24,122	$16,896

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
GII	29.98%	6.16%	5.63%
MSCI ACWI IMI Index	30.96%	11.87%	9.20%
S&P Global Infrastructure Index	29.68%	5.97%	5.38%

AssetsNet	$ 461,051,018	$ 461,051,018	$ 461,051,018	$ 461,051,018	$ 461,051,018
Holdings Count | Holding	77	77	77	77	77
Advisory Fees Paid, Amount		$ 1,638,133
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$461,051,018
Number of Portfolio Holdings	77
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$1,638,133

Holdings [Text Block]

Top Sectors

Sector	% Value of Total Net Assets
Utilities	40.7%
Industrials	39.2%
Energy	19.7%

Material Fund Change [Text Block]
C000096745
Shareholder Report [Line Items]
Fund Name		SPDR S&P Emerging Markets Dividend ETF
Trading Symbol		EDIV
Security Exchange Name		NYSE
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR S&P Emerging Markets Dividend ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Emerging Markets Dividend ETF	$57	0.49%

Expenses Paid, Amount		$ 57
Expense Ratio, Percent		0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by inflation and when and by how much the U.S. Federal Reserve and other central banks would begin cutting rates. Alongside this interest rate story was the continuing prospect of an Artificial Intelligence boom, driving up the values of A.I.-related tech and semiconductor companies. Risk assets registered positive gains despite pronounced market volatility. Developed markets (DMs) posted positive returns but underperformed emerging markets (EMs), as EM equites performed strongly, supported by the new stimulus in China. India, Taiwan and China were the top drivers of the Fund's return. Power Grid Corporation of India Ltd., NTPC Ltd., and Hero MotoCorp Ltd., were the top contributors to the Fund's performance. Yuexiu Property Company, China Resources Land, and Orbia Advance Corp. were the bottom contributors to the Fund's return.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
Line Graph [Table Text Block]
	EDIV	MSCI All Country World ex USA Index	S&P Emerging Markets Dividend Opportunities Index
09/30/14	$10,000	$10,000	$10,000
10/31/14	$10,004	$9,901	$10,017
11/30/14	$9,923	$9,973	$9,942
12/31/14	$9,413	$9,613	$9,439
01/31/15	$9,299	$9,599	$9,323
02/28/15	$9,491	$10,112	$9,539
03/31/15	$9,133	$9,949	$9,176
04/30/15	$10,027	$10,451	$10,096
05/31/15	$9,407	$10,288	$9,470
06/30/15	$9,183	$10,001	$9,251
07/31/15	$8,440	$9,973	$8,497
08/31/15	$7,589	$9,211	$7,662
09/30/15	$7,144	$8,784	$7,208
10/31/15	$7,587	$9,438	$7,662
11/30/15	$7,187	$9,243	$7,260
12/31/15	$6,876	$9,069	$6,950
01/31/16	$6,589	$8,452	$6,697
02/29/16	$6,763	$8,355	$6,882
03/31/16	$7,720	$9,035	$7,860
04/30/16	$7,782	$9,272	$7,933
05/31/16	$7,257	$9,116	$7,397
06/30/16	$7,824	$8,976	$7,979
07/31/16	$8,320	$9,420	$8,500
08/31/16	$8,152	$9,480	$8,330
09/30/16	$8,194	$9,597	$8,382
10/31/16	$8,353	$9,459	$8,546
11/30/16	$7,814	$9,240	$7,996
12/31/16	$8,027	$9,476	$8,219
01/31/17	$8,495	$9,812	$8,702
02/28/17	$8,758	$9,969	$9,045
03/31/17	$8,810	$10,221	$9,119
04/30/17	$8,904	$10,440	$9,218
05/31/17	$8,966	$10,779	$9,293
06/30/17	$9,083	$10,812	$9,409
07/31/17	$9,445	$11,211	$9,792
08/31/17	$9,620	$11,270	$10,028
09/30/17	$9,380	$11,479	$9,768
10/31/17	$9,389	$11,695	$9,778
11/30/17	$9,553	$11,790	$9,953
12/31/17	$10,272	$12,053	$10,711
01/31/18	$11,081	$12,725	$11,558
02/28/18	$11,085	$12,125	$11,552
03/31/18	$10,927	$11,911	$11,414
04/30/18	$10,741	$12,101	$11,204
05/31/18	$10,276	$11,821	$10,743
06/30/18	$9,660	$11,599	$10,101
07/31/18	$10,135	$11,877	$10,621
08/31/18	$9,699	$11,628	$10,227
09/30/18	$9,873	$11,681	$10,407
10/31/18	$9,211	$10,731	$9,721
11/30/18	$9,721	$10,833	$10,262
12/31/18	$9,611	$10,342	$10,147
01/31/19	$10,390	$11,124	$10,994
02/28/19	$10,252	$11,341	$10,855
03/31/19	$10,201	$11,409	$10,802
04/30/19	$10,322	$11,710	$10,945
05/31/19	$10,079	$11,081	$10,680
06/30/19	$10,635	$11,749	$11,273
07/31/19	$10,505	$11,607	$11,146
08/31/19	$9,850	$11,248	$10,492
09/30/19	$9,981	$11,538	$10,627
10/31/19	$10,284	$11,940	$10,962
11/30/19	$10,160	$12,045	$10,833
12/31/19	$10,705	$12,567	$11,420
01/31/20	$9,960	$12,229	$10,628
02/29/20	$9,263	$11,263	$9,890
03/31/20	$7,520	$9,632	$8,026
04/30/20	$8,300	$10,362	$8,866
05/31/20	$8,226	$10,701	$8,790
06/30/20	$8,453	$11,185	$9,035
07/31/20	$8,709	$11,683	$9,317
08/31/20	$8,613	$12,183	$9,263
09/30/20	$8,413	$11,884	$9,046
10/31/20	$8,339	$11,628	$8,970
11/30/20	$9,225	$13,193	$9,925
12/31/20	$9,728	$13,906	$10,469
01/31/21	$9,645	$13,936	$10,386
02/28/21	$10,065	$14,212	$10,852
03/31/21	$10,441	$14,391	$11,264
04/30/21	$10,614	$14,815	$11,454
05/31/21	$10,789	$15,278	$11,703
06/30/21	$10,608	$15,179	$11,456
07/31/21	$10,326	$14,929	$11,160
08/31/21	$10,802	$15,213	$11,704
09/30/21	$10,681	$14,726	$11,583
10/31/21	$10,630	$15,077	$11,532
11/30/21	$10,355	$14,399	$11,239
12/31/21	$10,785	$14,994	$11,708
01/31/22	$11,082	$14,441	$12,037
02/28/22	$10,595	$14,155	$11,658
03/31/22	$10,630	$14,178	$11,566
04/30/22	$10,240	$13,288	$11,147
05/31/22	$10,071	$13,383	$11,039
06/30/22	$9,466	$12,232	$10,382
07/31/22	$9,433	$12,650	$10,018
08/31/22	$9,309	$12,243	$10,013
09/30/22	$8,453	$11,020	$9,080
10/31/22	$8,233	$11,349	$8,838
11/30/22	$9,131	$12,689	$9,931
12/31/22	$9,121	$12,594	$9,926
01/31/23	$9,716	$13,615	$10,582
02/28/23	$9,511	$13,137	$10,375
03/31/23	$9,972	$13,459	$10,888
04/30/23	$10,147	$13,692	$11,089
05/31/23	$10,317	$13,195	$11,292
06/30/23	$10,932	$13,787	$11,972
07/31/23	$12,065	$14,347	$13,205
08/31/23	$11,646	$13,699	$12,712
09/30/23	$11,773	$13,266	$12,860
10/31/23	$11,372	$12,719	$12,429
11/30/23	$12,294	$13,864	$13,464
12/31/23	$12,857	$14,560	$14,117
01/31/24	$12,747	$14,416	$14,025
02/29/24	$13,118	$14,781	$14,461
03/31/24	$13,292	$15,243	$14,661
04/30/24	$13,472	$14,969	$14,872
05/31/24	$13,848	$15,404	$15,304
06/30/24	$14,265	$15,389	$15,786
07/31/24	$14,214	$15,745	$15,728
08/31/24	$14,774	$16,194	$16,444
09/30/24	$15,451	$16,630	$17,276

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
EDIV	31.24%	9.13%	4.45%
MSCI All Country World ex USA Index	25.35%	7.59%	5.22%
S&P Emerging Markets Dividend Opportunities Index	34.34%	10.21%	5.62%

AssetsNet	$ 499,449,096	$ 499,449,096	$ 499,449,096	$ 499,449,096	$ 499,449,096
Holdings Count | Holding	109	109	109	109	109
Advisory Fees Paid, Amount		$ 1,883,674
InvestmentCompanyPortfolioTurnover		98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$499,449,096
Number of Portfolio Holdings	109
Portfolio Turnover Rate	98%
Total Advisory Fees Paid	$1,883,674

Holdings [Text Block]

Top Ten Sectors

Sector	% Value of Total Net Assets
Financials	30.9%
Communication Services	17.6%
Utilities	10.8%
Consumer Staples	9.0%
Real Estate	6.3%
Consumer Discretionary	6.1%
Information Technology	6.1%
Industrials	5.7%
Health Care	4.1%
Materials	2.1%

Material Fund Change [Text Block]
C000038346
Shareholder Report [Line Items]
Fund Name		SPDR S&P China ETF
Trading Symbol		GXC
Security Exchange Name		NYSE
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR S&P China ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P China ETF	$65	0.59%

Expenses Paid, Amount		$ 65
Expense Ratio, Percent		0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

All markets in the Asia Pacific region had a strong fourth quarter 2023 showing, with the exception of China, where the lackluster recovery from COVID-19 restrictions as well as real estate woes soured investor sentiment. Of the major emerging markets economies, China was the only underperformer in the first quarter of 2024 as it continued to struggle without any meaningful policy stimulus. However, China did rebound from its January low as the People’s Bank of China cut the five-year loan prime rate to 3.95% from 4.20% in a move to boost economic growth. China’s economic growth stabilized in the second quarter of 2024 but remained constrained, with weak consumer sentiment and ongoing challenges in the property sector. Asia Pacific countries reported positive returns during the third quarter of 2024, with China as one of the top performers. China’s economy bounced back, increasing investor confidence in its resilience. Both onshore and offshore Chinese equities posted positive returns year to date, with Materials, Industrials, and Communication Services sectors leading the way.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
Line Graph [Table Text Block]
	GXC	MSCI All Country World ex USA Index	S&P China BMI Index
09/30/14	$10,000	$10,000	$10,000
10/31/14	$10,409	$9,901	$10,416
11/30/14	$10,563	$9,973	$10,557
12/31/14	$10,484	$9,613	$10,462
01/31/15	$10,579	$9,599	$10,549
02/28/15	$10,786	$10,112	$10,763
03/31/15	$11,092	$9,949	$11,087
04/30/15	$12,862	$10,451	$12,904
05/31/15	$12,581	$10,288	$12,700
06/30/15	$11,925	$10,001	$12,064
07/31/15	$10,611	$9,973	$10,632
08/31/15	$9,345	$9,211	$9,386
09/30/15	$9,131	$8,784	$9,125
10/31/15	$10,259	$9,438	$10,263
11/30/15	$10,131	$9,243	$10,144
12/31/15	$10,005	$9,069	$10,043
01/31/16	$8,674	$8,452	$8,690
02/29/16	$8,522	$8,355	$8,534
03/31/16	$9,488	$9,035	$9,487
04/30/16	$9,478	$9,272	$9,493
05/31/16	$9,380	$9,116	$9,393
06/30/16	$9,493	$8,976	$9,485
07/31/16	$9,787	$9,420	$9,776
08/31/16	$10,517	$9,480	$10,506
09/30/16	$10,758	$9,597	$10,745
10/31/16	$10,556	$9,459	$10,554
11/30/16	$10,474	$9,240	$10,476
12/31/16	$10,068	$9,476	$10,072
01/31/17	$10,728	$9,812	$10,691
02/28/17	$11,137	$9,969	$11,086
03/31/17	$11,344	$10,221	$11,273
04/30/17	$11,591	$10,440	$11,517
05/31/17	$12,140	$10,779	$12,024
06/30/17	$12,405	$10,812	$12,277
07/31/17	$13,445	$11,211	$13,299
08/31/17	$13,962	$11,270	$13,806
09/30/17	$14,146	$11,479	$13,985
10/31/17	$14,667	$11,695	$14,504
11/30/17	$14,804	$11,790	$14,643
12/31/17	$15,143	$12,053	$14,985
01/31/18	$17,016	$12,725	$16,812
02/28/18	$15,945	$12,125	$15,769
03/31/18	$15,432	$11,911	$15,300
04/30/18	$15,458	$12,101	$15,330
05/31/18	$15,733	$11,821	$15,630
06/30/18	$14,895	$11,599	$14,787
07/31/18	$14,545	$11,877	$14,431
08/31/18	$13,981	$11,628	$13,865
09/30/18	$13,773	$11,681	$13,633
10/31/18	$12,221	$10,731	$12,072
11/30/18	$13,109	$10,833	$12,941
12/31/18	$12,315	$10,342	$12,151
01/31/19	$13,583	$11,124	$13,376
02/28/19	$14,054	$11,341	$13,874
03/31/19	$14,362	$11,409	$14,185
04/30/19	$14,688	$11,710	$14,515
05/31/19	$12,865	$11,081	$12,718
06/30/19	$13,857	$11,749	$13,709
07/31/19	$13,721	$11,607	$13,564
08/31/19	$13,143	$11,248	$12,994
09/30/19	$13,121	$11,538	$12,982
10/31/19	$13,641	$11,940	$13,497
11/30/19	$13,844	$12,045	$13,692
12/31/19	$14,956	$12,567	$14,801
01/31/20	$14,026	$12,229	$14,098
02/29/20	$14,359	$11,263	$14,223
03/31/20	$13,391	$9,632	$13,280
04/30/20	$14,217	$10,362	$14,058
05/31/20	$14,241	$10,701	$14,144
06/30/20	$15,495	$11,185	$15,385
07/31/20	$16,962	$11,683	$16,871
08/31/20	$17,856	$12,183	$17,793
09/30/20	$17,306	$11,884	$17,264
10/31/20	$18,121	$11,628	$18,095
11/30/20	$18,772	$13,193	$18,718
12/31/20	$19,333	$13,906	$19,275
01/31/21	$20,713	$13,936	$20,667
02/28/21	$20,493	$14,212	$20,487
03/31/21	$19,202	$14,391	$19,197
04/30/21	$19,525	$14,815	$19,526
05/31/21	$19,440	$15,278	$19,682
06/30/21	$19,705	$15,179	$19,746
07/31/21	$17,115	$14,929	$17,182
08/31/21	$17,183	$15,213	$17,250
09/30/21	$16,434	$14,726	$16,439
10/31/21	$16,792	$15,077	$16,798
11/30/21	$15,903	$14,399	$15,960
12/31/21	$15,504	$14,994	$15,524
01/31/22	$15,128	$14,441	$15,109
02/28/22	$14,537	$14,155	$14,528
03/31/22	$13,329	$14,178	$13,317
04/30/22	$12,676	$13,288	$12,639
05/31/22	$12,887	$13,383	$12,872
06/30/22	$13,744	$12,232	$13,703
07/31/22	$12,456	$12,650	$12,493
08/31/22	$12,476	$12,243	$12,499
09/30/22	$10,748	$11,020	$10,743
10/31/22	$9,141	$11,349	$9,160
11/30/22	$11,640	$12,689	$11,667
12/31/22	$12,082	$12,594	$12,118
01/31/23	$13,471	$13,615	$13,517
02/28/23	$12,181	$13,137	$12,237
03/31/23	$12,635	$13,459	$12,668
04/30/23	$12,045	$13,692	$12,082
05/31/23	$11,049	$13,195	$11,100
06/30/23	$11,445	$13,787	$11,474
07/31/23	$12,564	$14,347	$12,608
08/31/23	$11,469	$13,699	$11,513
09/30/23	$11,187	$13,266	$11,209
10/31/23	$10,729	$12,719	$10,758
11/30/23	$11,024	$13,864	$11,076
12/31/23	$10,798	$14,560	$10,835
01/31/24	$9,605	$14,416	$9,624
02/29/24	$10,432	$14,781	$10,433
03/31/24	$10,470	$15,243	$10,484
04/30/24	$11,094	$14,969	$11,105
05/31/24	$11,329	$15,404	$11,344
06/30/24	$11,027	$15,389	$11,028
07/31/24	$10,902	$15,745	$10,905
08/31/24	$10,904	$16,194	$10,921
09/30/24	$13,489	$16,630	$13,529

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
GXC	20.58%	0.56%	3.04%
MSCI All Country World ex USA Index	25.35%	7.59%	5.22%
S&P China BMI Index	20.70%	0.83%	3.07%

AssetsNet	$ 478,924,997	$ 478,924,997	$ 478,924,997	$ 478,924,997	$ 478,924,997
Holdings Count | Holding	1,167	1,167	1,167	1,167	1,167
Advisory Fees Paid, Amount		$ 3,349,074
InvestmentCompanyPortfolioTurnover		24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$478,924,997
Number of Portfolio Holdings	1,167
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$3,349,074

Holdings [Text Block]

Top Ten Industry

Industry	% Value of Total Net Assets
Interactive Media & Services	14.2%
Broadline Retail	13.2%
Banks	9.7%
Hotels, Restaurants & Leisure	6.5%
Automobiles	3.9%
Insurance	3.4%
Oil, Gas & Consumable Fuels	2.9%
Real Estate Management & Development	2.7%
Metals & Mining	2.5%
Beverages	2.5%

Material Fund Change [Text Block]
S000036082
Shareholder Report [Line Items]
Fund Name	SPDR S&P Emerging Markets ex-China ETF
Trading Symbol	XCNY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Emerging Markets ex-China ETF	$1	0.15%

The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]	How did the Fund perform last year and what affected its performance? Performance information is not provided since the Fund has less than six months of operations.
AssetsNet	$ 5,184,387	$ 5,184,387	$ 5,184,387	$ 5,184,387	$ 5,184,387
Holdings Count | Holding	964	964	964	964	964
Advisory Fees Paid, Amount	$ 564
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$5,184,387
Number of Portfolio Holdings	964
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$564

Holdings [Text Block]

Top Ten Sectors

Sector	% Value of Total Net Assets
Information Technology	19.8%
Financials	16.3%
Materials	5.8%
Industrials	5.1%
Consumer Staples	3.9%
Consumer Discretionary	3.3%
Energy	2.9%
Communication Services	2.8%
Utilities	2.3%
Real Estate	2.1%

Exposure Basis Explanation [Text Block]

Top Ten Countries

Country	% Value of Total Net Assets
Taiwan	27.2%
Brazil	6.6%
Saudi Arabia	5.4%
South Africa	4.3%
Malaysia	3.0%
Mexico	2.9%
Indonesia	2.7%
Thailand	2.6%
United Arab Emirates	2.1%
Turkey	1.4%

Material Fund Change [Text Block]
C000062489
Shareholder Report [Line Items]
Fund Name		SPDR Dow Jones Global Real Estate ETF
Trading Symbol		RWO
Security Exchange Name		NYSE
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR Dow Jones Global Real Estate ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Dow Jones Global Real Estate ETF	$57	0.50%

Expenses Paid, Amount		$ 57
Expense Ratio, Percent		0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by speculation about inflation and when and by how much the U.S. Federal Reserve ("the Fed") and other central banks would begin cutting rates. REIT performance during the period can be summed up by simply understanding that the asset class is interest rate sensitive and historically a safe haven for investors looking for alternative income streams. Treasury yields declined during the first fiscal quarter and REITs gained over 15% during that period. Then, as the Fed did not pull the trigger on a speculated rate cut in either of the next two quarters, REITs lost value coinciding with those decisions. Finally, as the fiscal year was coming to a close, the Fed finally cut rates in September by 50 basis points and the sector gained another 15%.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
Line Graph [Table Text Block]
	RWO	MSCI ACWI IMI Index	Dow Jones Global Select Real Estate Securities Index
09/30/14	$10,000	$10,000	$10,000
10/31/14	$10,730	$10,079	$10,733
11/30/14	$10,870	$10,228	$10,872
12/31/14	$10,886	$10,059	$10,883
01/31/15	$11,451	$9,903	$11,452
02/28/15	$11,346	$10,457	$11,345
03/31/15	$11,358	$10,319	$11,348
04/30/15	$11,104	$10,602	$11,096
05/31/15	$10,984	$10,609	$10,974
06/30/15	$10,574	$10,374	$10,557
07/31/15	$10,983	$10,435	$10,967
08/31/15	$10,312	$9,735	$10,293
09/30/15	$10,496	$9,379	$10,470
10/31/15	$11,130	$10,089	$11,106
11/30/15	$10,908	$10,026	$10,884
12/31/15	$10,989	$9,839	$10,961
01/31/16	$10,541	$9,223	$10,514
02/29/16	$10,561	$9,175	$10,530
03/31/16	$11,574	$9,869	$11,536
04/30/16	$11,499	$10,025	$11,461
05/31/16	$11,537	$10,045	$11,497
06/30/16	$11,965	$9,973	$11,926
07/31/16	$12,479	$10,417	$12,439
08/31/16	$12,110	$10,452	$12,069
09/30/16	$11,935	$10,528	$11,889
10/31/16	$11,239	$10,325	$11,195
11/30/16	$11,004	$10,437	$10,958
12/31/16	$11,416	$10,662	$11,368
01/31/17	$11,416	$10,951	$11,370
02/28/17	$11,731	$11,252	$11,682
03/31/17	$11,529	$11,386	$11,473
04/30/17	$11,602	$11,569	$11,546
05/31/17	$11,687	$11,800	$11,628
06/30/17	$11,766	$11,869	$11,700
07/31/17	$11,976	$12,195	$11,909
08/31/17	$11,892	$12,238	$11,819
09/30/17	$11,869	$12,500	$11,788
10/31/17	$11,780	$12,753	$11,701
11/30/17	$12,144	$13,003	$12,061
12/31/17	$12,308	$13,215	$12,219
01/31/18	$12,197	$13,928	$12,110
02/28/18	$11,391	$13,346	$11,300
03/31/18	$11,691	$13,097	$11,593
04/30/18	$11,915	$13,219	$11,810
05/31/18	$12,094	$13,272	$11,984
06/30/18	$12,324	$13,192	$12,212
07/31/18	$12,418	$13,557	$12,306
08/31/18	$12,585	$13,682	$12,466
09/30/18	$12,296	$13,704	$12,169
10/31/18	$11,879	$12,632	$11,758
11/30/18	$12,287	$12,810	$12,159
12/31/18	$11,558	$11,883	$11,425
01/31/19	$12,783	$12,850	$12,640
02/28/19	$12,777	$13,208	$12,631
03/31/19	$13,142	$13,344	$12,983
04/30/19	$13,036	$13,785	$12,878
05/31/19	$12,978	$12,960	$12,817
06/30/19	$13,202	$13,793	$13,030
07/31/19	$13,270	$13,835	$13,094
08/31/19	$13,517	$13,486	$13,334
09/30/19	$13,855	$13,769	$13,665
10/31/19	$14,152	$14,148	$13,961
11/30/19	$14,007	$14,501	$13,815
12/31/19	$14,031	$15,015	$13,835
01/31/20	$14,083	$14,816	$13,888
02/29/20	$12,883	$13,604	$12,699
03/31/20	$9,892	$11,646	$9,750
04/30/20	$10,584	$12,928	$10,432
05/31/20	$10,615	$13,523	$10,462
06/30/20	$10,779	$13,955	$10,617
07/31/20	$11,102	$14,680	$10,934
08/31/20	$11,330	$15,569	$11,156
09/30/20	$10,994	$15,086	$10,813
10/31/20	$10,642	$14,760	$10,465
11/30/20	$12,036	$16,629	$11,835
12/31/20	$12,540	$17,455	$12,325
01/31/21	$12,454	$17,424	$12,242
02/28/21	$12,912	$17,888	$12,692
03/31/21	$13,346	$18,351	$13,108
04/30/21	$14,253	$19,148	$13,997
05/31/21	$14,506	$19,434	$14,248
06/30/21	$14,679	$19,668	$14,408
07/31/21	$15,317	$19,768	$15,036
08/31/21	$15,523	$20,257	$15,239
09/30/21	$14,662	$19,449	$14,386
10/31/21	$15,553	$20,395	$15,234
11/30/21	$15,300	$19,848	$14,987
12/31/21	$16,391	$20,636	$16,048
01/31/22	$15,397	$19,565	$15,079
02/28/22	$14,993	$19,117	$14,682
03/31/22	$15,800	$19,507	$15,461
04/30/22	$14,966	$17,958	$14,647
05/31/22	$14,215	$17,969	$13,909
06/30/22	$12,960	$16,419	$12,676
07/31/22	$14,024	$17,591	$13,718
08/31/22	$13,127	$16,967	$12,838
09/30/22	$11,506	$15,329	$11,237
10/31/22	$11,921	$16,272	$11,644
11/30/22	$12,692	$17,511	$12,397
12/31/22	$12,286	$16,838	$11,987
01/31/23	$13,434	$18,078	$13,108
02/28/23	$12,817	$17,576	$12,508
03/31/23	$12,455	$18,008	$12,133
04/30/23	$12,655	$18,238	$12,329
05/31/23	$12,150	$18,018	$11,837
06/30/23	$12,572	$19,068	$12,226
07/31/23	$13,032	$19,798	$12,674
08/31/23	$12,604	$19,229	$12,258
09/30/23	$11,806	$18,420	$11,465
10/31/23	$11,267	$17,806	$10,940
11/30/23	$12,482	$19,452	$12,119
12/31/23	$13,680	$20,472	$13,268
01/31/24	$13,118	$20,518	$12,726
02/29/24	$13,096	$21,376	$12,703
03/31/24	$13,475	$22,052	$13,057
04/30/24	$12,613	$21,303	$12,222
05/31/24	$13,058	$22,166	$12,649
06/30/24	$13,179	$22,577	$12,752
07/31/24	$13,960	$23,041	$13,506
08/31/24	$14,843	$23,579	$14,359
09/30/24	$15,255	$24,122	$14,743

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
RWO	29.21%	1.94%	4.31%
MSCI ACWI IMI Index	30.96%	11.87%	9.20%
Dow Jones Global Select Real Estate Securities Index	28.59%	1.53%	3.96%

AssetsNet	$ 1,315,150,326	$ 1,315,150,326	$ 1,315,150,326	$ 1,315,150,326	$ 1,315,150,326
Holdings Count | Holding	229	229	229	229	229
Advisory Fees Paid, Amount		$ 5,998,739
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$1,315,150,326
Number of Portfolio Holdings	229
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$5,998,739

Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Prologis, Inc.	7.5%
Equinix, Inc.	5.4%
Welltower, Inc.	4.8%
Public Storage	3.7%
Realty Income Corp.	3.6%
Simon Property Group, Inc.	3.3%
Digital Realty Trust, Inc.	3.2%
Extra Space Storage, Inc.	2.5%
AvalonBay Communities, Inc.	2.1%
Ventas, Inc.	1.7%

Material Fund Change [Text Block]
C000038339
Shareholder Report [Line Items]
Fund Name		SPDR Dow Jones International Real Estate ETF
Trading Symbol		RWX
Security Exchange Name		NYSE
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR Dow Jones International Real Estate ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Dow Jones International Real Estate ETF	$65	0.59%

Expenses Paid, Amount		$ 65
Expense Ratio, Percent		0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by speculation about inflation and when and by how much the U.S. Federal Reserve (“the Fed”) and other central banks would begin cutting rates. REIT performance during the period can be summed up by simply understanding that the asset class is interest rate sensitive and historically a safe haven for investors looking for alternative income streams. Treasury yields declined during the first fiscal quarter and REITs gained over 15% during that period. Then, as the Fed and other countries such as the Bank of England did not pull the trigger on speculated rate cuts in either of the next two quarters, REITs lost value coinciding with those decisions. Finally, as the fiscal year was coming to a close, the Fed finally cut rates in September by 50 basis points.  This action followed rate cuts in many developed countries during the period and the sector gained another 16% as a result.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
Line Graph [Table Text Block]
	RWX	MSCI All Country World ex USA Index	Dow Jones Global ex-U.S. Select Real Estate Securities Index
09/30/14	$10,000	$10,000	$10,000
10/31/14	$10,327	$9,901	$10,331
11/30/14	$10,358	$9,973	$10,367
12/31/14	$10,152	$9,613	$10,167
01/31/15	$10,480	$9,599	$10,495
02/28/15	$10,775	$10,112	$10,791
03/31/15	$10,549	$9,949	$10,562
04/30/15	$10,839	$10,451	$10,855
05/31/15	$10,585	$10,288	$10,604
06/30/15	$10,284	$10,001	$10,306
07/31/15	$10,419	$9,973	$10,443
08/31/15	$9,753	$9,211	$9,774
09/30/15	$9,734	$8,784	$9,756
10/31/15	$10,355	$9,438	$10,385
11/30/15	$9,940	$9,243	$9,975
12/31/15	$9,819	$9,069	$9,858
01/31/16	$9,406	$8,452	$9,449
02/29/16	$9,588	$8,355	$9,629
03/31/16	$10,395	$9,035	$10,439
04/30/16	$10,681	$9,272	$10,729
05/31/16	$10,472	$9,116	$10,522
06/30/16	$10,431	$8,976	$10,498
07/31/16	$10,873	$9,420	$10,945
08/31/16	$10,635	$9,480	$10,708
09/30/16	$10,604	$9,597	$10,675
10/31/16	$9,951	$9,459	$10,023
11/30/16	$9,625	$9,240	$9,697
12/31/16	$9,834	$9,476	$9,931
01/31/17	$9,987	$9,812	$10,089
02/28/17	$10,149	$9,969	$10,249
03/31/17	$10,171	$10,221	$10,274
04/30/17	$10,381	$10,440	$10,487
05/31/17	$10,671	$10,779	$10,782
06/30/17	$10,470	$10,812	$10,582
07/31/17	$10,800	$11,211	$10,919
08/31/17	$10,748	$11,270	$10,856
09/30/17	$10,654	$11,479	$10,764
10/31/17	$10,636	$11,695	$10,749
11/30/17	$10,971	$11,790	$11,094
12/31/17	$11,339	$12,053	$11,476
01/31/18	$11,735	$12,725	$11,882
02/28/18	$11,053	$12,125	$11,181
03/31/18	$11,165	$11,911	$11,310
04/30/18	$11,451	$12,101	$11,588
05/31/18	$11,256	$11,821	$11,390
06/30/18	$11,119	$11,599	$11,267
07/31/18	$11,243	$11,877	$11,396
08/31/18	$11,144	$11,628	$11,291
09/30/18	$10,960	$11,681	$11,101
10/31/18	$10,464	$10,731	$10,604
11/30/18	$10,621	$10,833	$10,766
12/31/18	$10,390	$10,342	$10,542
01/31/19	$11,392	$11,124	$11,562
02/28/19	$11,237	$11,341	$11,404
03/31/19	$11,563	$11,409	$11,734
04/30/19	$11,378	$11,710	$11,547
05/31/19	$11,316	$11,081	$11,485
06/30/19	$11,568	$11,749	$11,748
07/31/19	$11,468	$11,607	$11,635
08/31/19	$11,607	$11,248	$11,777
09/30/19	$11,871	$11,538	$12,057
10/31/19	$12,310	$11,940	$12,508
11/30/19	$12,244	$12,045	$12,443
12/31/19	$12,446	$12,567	$12,669
01/31/20	$12,491	$12,229	$12,719
02/29/20	$11,409	$11,263	$11,614
03/31/20	$8,640	$9,632	$8,796
04/30/20	$9,157	$10,362	$9,318
05/31/20	$9,305	$10,701	$9,473
06/30/20	$9,396	$11,185	$9,568
07/31/20	$9,633	$11,683	$9,812
08/31/20	$10,041	$12,183	$10,224
09/30/20	$9,762	$11,884	$9,941
10/31/20	$9,370	$11,628	$9,537
11/30/20	$10,715	$13,193	$10,909
12/31/20	$11,315	$13,906	$11,531
01/31/21	$11,164	$13,936	$11,380
02/28/21	$11,310	$14,212	$11,532
03/31/21	$11,475	$14,391	$11,697
04/30/21	$11,989	$14,815	$12,227
05/31/21	$12,379	$15,278	$12,632
06/30/21	$12,315	$15,179	$12,565
07/31/21	$12,661	$14,929	$12,924
08/31/21	$12,751	$15,213	$13,018
09/30/21	$12,052	$14,726	$12,302
10/31/21	$12,340	$15,077	$12,553
11/30/21	$11,910	$14,399	$12,118
12/31/21	$12,337	$14,994	$12,559
01/31/22	$11,704	$14,441	$11,916
02/28/22	$11,617	$14,155	$11,824
03/31/22	$11,939	$14,178	$12,161
04/30/22	$11,162	$13,288	$11,369
05/31/22	$11,063	$13,383	$11,266
06/30/22	$9,856	$12,232	$10,032
07/31/22	$10,508	$12,650	$10,704
08/31/22	$9,830	$12,243	$9,987
09/30/22	$8,612	$11,020	$8,741
10/31/22	$8,757	$11,349	$8,892
11/30/22	$9,480	$12,689	$9,615
12/31/22	$9,641	$12,594	$9,782
01/31/23	$10,197	$13,615	$10,352
02/28/23	$9,827	$13,137	$9,973
03/31/23	$9,543	$13,459	$9,635
04/30/23	$9,906	$13,692	$10,001
05/31/23	$9,257	$13,195	$9,342
06/30/23	$9,217	$13,787	$9,296
07/31/23	$9,737	$14,347	$9,826
08/31/23	$9,402	$13,699	$9,488
09/30/23	$8,964	$13,266	$9,039
10/31/23	$8,527	$12,719	$8,626
11/30/23	$9,452	$13,864	$9,570
12/31/23	$10,274	$14,560	$10,415
01/31/24	$9,841	$14,416	$9,977
02/29/24	$9,366	$14,781	$9,492
03/31/24	$9,877	$15,243	$10,019
04/30/24	$9,489	$14,969	$9,617
05/31/24	$9,550	$15,404	$9,669
06/30/24	$9,228	$15,389	$9,342
07/31/24	$9,795	$15,745	$9,921
08/31/24	$10,423	$16,194	$10,561
09/30/24	$10,751	$16,630	$10,894

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
RWX	19.94%	(1.96%)	0.73%
MSCI All Country World ex USA Index	25.35%	7.59%	5.22%
Dow Jones Global ex-U.S. Select Real Estate Securities Index	20.53%	(2.01%)	0.86%

AssetsNet	$ 304,540,046	$ 304,540,046	$ 304,540,046	$ 304,540,046	$ 304,540,046
Holdings Count | Holding	124	124	124	124	124
Advisory Fees Paid, Amount		$ 1,753,161
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$304,540,046
Number of Portfolio Holdings	124
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$1,753,161

Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Mitsui Fudosan Co. Ltd.	6.0%
Segro PLC	3.6%
Scentre Group	3.0%
Link REIT	3.0%
CapitaLand Integrated Commercial Trust	2.0%
Unibail-Rodamco-Westfield	2.0%
Swiss Prime Site AG	2.0%
CapitaLand Ascendas REIT	1.8%
Nippon Building Fund, Inc.	1.8%
LEG Immobilien SE	1.8%

Material Fund Change [Text Block]
C000017550
Shareholder Report [Line Items]
Fund Name		SPDR EURO STOXX 50 ETF
Trading Symbol		FEZ
Security Exchange Name		NYSE
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR EURO STOXX 50 ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR EURO STOXX 50 ETF	$33	0.29%

Expenses Paid, Amount		$ 33
Expense Ratio, Percent		0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

European equities trended higher over the Q4 2023. The Eurozone recorded sharp declines in inflation, raising prospects of rate cuts. Eurozone inflation in November was 2.9%, compared to 10.1% the previous year. During Q1 2024 inflation fell more than expected in March to 2.4%, a result of easing cost in the grocery aisle and as the overall price rises headed down in the two biggest economies – Germany and France. Meanwhile, core inflation, which excludes volatile food and energy costs, eased to 2.9% from 3.1% in February. The MSCI Europe Index (USD) was barely positive at 0.6% during the quarter as concerns around elections in France impacted the overall performance of European equities in Q2 2024. The Bank of England (BoE) refrained from cutting rates in June to exercise caution and keep inflation under control. European equities had a strong quarter during Q3 2024 with top performers in the region being South Africa, Ireland and Belgium while Denmark and the Netherlands were the only underperformers. The European Central Bank (ECB) delivered its second rate cut in September, taking interest rates to 3.5%, while the BoE embarked on its own easing cycle with a 25-bps cut at its August meeting.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
Line Graph [Table Text Block]
	FEZ	MSCI All Country World ex USA Index	EURO STOXX 50 Index
09/30/14	$10,000	$10,000	$10,000
10/31/14	$9,582	$9,901	$9,582
11/30/14	$9,968	$9,973	$9,967
12/31/14	$9,384	$9,613	$9,377
01/31/15	$9,337	$9,599	$9,330
02/28/15	$9,965	$10,112	$9,960
03/31/15	$9,811	$9,949	$9,806
04/30/15	$10,052	$10,451	$10,041
05/31/15	$9,840	$10,288	$9,812
06/30/15	$9,616	$10,001	$9,580
07/31/15	$10,027	$9,973	$9,995
08/31/15	$9,241	$9,211	$9,212
09/30/15	$8,740	$8,784	$8,710
10/31/15	$9,542	$9,438	$9,512
11/30/15	$9,369	$9,243	$9,339
12/31/15	$8,987	$9,069	$8,958
01/31/16	$8,356	$8,452	$8,328
02/29/16	$8,121	$8,355	$8,094
03/31/16	$8,694	$9,035	$8,666
04/30/16	$8,857	$9,272	$8,823
05/31/16	$8,834	$9,116	$8,787
06/30/16	$8,278	$8,976	$8,226
07/31/16	$8,707	$9,420	$8,654
08/31/16	$8,769	$9,480	$8,717
09/30/16	$8,794	$9,597	$8,743
10/31/16	$8,739	$9,459	$8,688
11/30/16	$8,457	$9,240	$8,408
12/31/16	$9,071	$9,476	$9,021
01/31/17	$9,134	$9,812	$9,084
02/28/17	$9,238	$9,969	$9,189
03/31/17	$9,823	$10,221	$9,771
04/30/17	$10,198	$10,440	$10,144
05/31/17	$10,653	$10,779	$10,578
06/30/17	$10,482	$10,812	$10,410
07/31/17	$10,865	$11,211	$10,792
08/31/17	$10,876	$11,270	$10,804
09/30/17	$11,370	$11,479	$11,297
10/31/17	$11,457	$11,695	$11,384
11/30/17	$11,402	$11,790	$11,329
12/31/17	$11,281	$12,053	$11,210
01/31/18	$12,064	$12,725	$11,989
02/28/18	$11,267	$12,125	$11,197
03/31/18	$11,114	$11,911	$11,045
04/30/18	$11,555	$12,101	$11,481
05/31/18	$10,906	$11,821	$10,813
06/30/18	$10,891	$11,599	$10,793
07/31/18	$11,342	$11,877	$11,242
08/31/18	$10,860	$11,628	$10,764
09/30/18	$10,870	$11,681	$10,775
10/31/18	$9,982	$10,731	$9,894
11/30/18	$9,904	$10,833	$9,817
12/31/18	$9,474	$10,342	$9,389
01/31/19	$10,032	$11,124	$9,943
02/28/19	$10,391	$11,341	$10,303
03/31/19	$10,431	$11,409	$10,344
04/30/19	$10,966	$11,710	$10,875
05/31/19	$10,326	$11,081	$10,216
06/30/19	$11,182	$11,749	$11,066
07/31/19	$10,922	$11,607	$10,810
08/31/19	$10,685	$11,248	$10,577
09/30/19	$11,025	$11,538	$10,916
10/31/19	$11,402	$11,940	$11,292
11/30/19	$11,580	$12,045	$11,472
12/31/19	$11,928	$12,567	$11,819
01/31/20	$11,464	$12,229	$11,358
02/29/20	$10,407	$11,263	$10,306
03/31/20	$8,717	$9,632	$8,626
04/30/20	$9,162	$10,362	$9,069
05/31/20	$9,747	$10,701	$9,646
06/30/20	$10,469	$11,185	$10,363
07/31/20	$10,849	$11,683	$10,735
08/31/20	$11,317	$12,183	$11,203
09/30/20	$10,843	$11,884	$10,729
10/31/20	$9,983	$11,628	$9,879
11/30/20	$12,089	$13,193	$11,979
12/31/20	$12,581	$13,906	$12,470
01/31/21	$12,258	$13,936	$12,149
02/28/21	$12,798	$14,212	$12,689
03/31/21	$13,363	$14,391	$13,255
04/30/21	$13,938	$14,815	$13,824
05/31/21	$14,546	$15,278	$14,364
06/30/21	$14,145	$15,179	$14,027
07/31/21	$14,244	$14,929	$14,127
08/31/21	$14,547	$15,213	$14,434
09/30/21	$13,806	$14,726	$13,687
10/31/21	$14,490	$15,077	$14,371
11/30/21	$13,483	$14,399	$13,373
12/31/21	$14,400	$14,994	$14,296
01/31/22	$13,803	$14,441	$13,700
02/28/22	$13,014	$14,155	$12,914
03/31/22	$12,832	$14,178	$12,735
04/30/22	$11,914	$13,288	$11,823
05/31/22	$12,224	$13,383	$12,110
06/30/22	$10,879	$12,232	$10,783
07/31/22	$11,395	$12,650	$11,300
08/31/22	$10,694	$12,243	$10,575
09/30/22	$9,839	$11,020	$9,730
10/31/22	$10,826	$11,349	$10,708
11/30/22	$12,370	$12,689	$12,237
12/31/22	$12,280	$12,594	$12,143
01/31/23	$13,729	$13,615	$13,578
02/28/23	$13,666	$13,137	$13,511
03/31/23	$14,274	$13,459	$14,112
04/30/23	$14,749	$13,692	$14,575
05/31/23	$13,960	$13,195	$13,764
06/30/23	$14,912	$13,787	$14,696
07/31/23	$15,349	$14,347	$15,111
08/31/23	$14,526	$13,699	$14,304
09/30/23	$13,778	$13,266	$13,564
10/31/23	$13,389	$12,719	$13,183
11/30/23	$14,928	$13,864	$14,703
12/31/23	$15,594	$14,560	$15,363
01/31/24	$15,783	$14,416	$15,550
02/29/24	$16,512	$14,781	$16,272
03/31/24	$17,192	$15,243	$16,943
04/30/24	$16,621	$14,969	$16,366
05/31/24	$17,260	$15,404	$16,968
06/30/24	$16,744	$15,389	$16,460
07/31/24	$16,849	$15,745	$16,567
08/31/24	$17,552	$16,194	$17,250
09/30/24	$17,856	$16,630	$17,551

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
FEZ	29.60%	10.12%	5.97%
MSCI All Country World ex USA Index	25.35%	7.59%	5.22%
EURO STOXX 50 Index	29.39%	9.96%	5.79%

AssetsNet	$ 3,875,235,271	$ 3,875,235,271	$ 3,875,235,271	$ 3,875,235,271	$ 3,875,235,271
Holdings Count | Holding	52	52	52	52	52
Advisory Fees Paid, Amount		$ 9,128,557
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$3,875,235,271
Number of Portfolio Holdings	52
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$9,128,557

Holdings [Text Block]

Top Ten Sectors

Sector	% Value of Total Net Assets
Financials	20.9%
Industrials	17.3%
Consumer Discretionary	16.7%
Information Technology	16.1%
Consumer Staples	7.1%
Health Care	6.1%
Energy	4.9%
Materials	4.0%
Utilities	3.9%
Communication Services	2.7%

Material Fund Change [Text Block]
C000149166
Shareholder Report [Line Items]
Fund Name		SPDR MSCI ACWI Climate Paris Aligned ETF
Trading Symbol		NZAC
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR MSCI ACWI Climate Paris Aligned ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR MSCI ACWI Climate Paris Aligned ETF	$15	0.13%

Expenses Paid, Amount		$ 15
Expense Ratio, Percent		0.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund was up double-digits in Q4 2023. Inflation appeared to be cooling, giving way to exuberant rate cut expectations. The energy sector fell significantly, as concerns around a potential slowdown in global demand weighed on oil prices. During Q1 2024, the U.S. Federal Reserve (“the Fed”) rate cuts got pushed to June, boosting optimism and investor confidence. All major regions, except China, were positive in the quarter, led by Japan and the U.S. Concerns about potential supply disruptions due to ongoing supply cuts by OPEC+ and geopolitical tensions pushed crude prices higher. During Q2 2024. Emerging Markets led among major regions, helped by Taiwan, India, and China. While Growth was very strong in the U.S., it lagged in other regions. Recent decision by the OPEC+ alliance to gradually unwind a complex array of production cuts pushed oil prices lower. Q3 2024 Fund performance was driven by optimism that, in the U.S., inflation has been tamed without a recession. The strongest major country was China. Government action to stimulate the economy and markets led to a surge in Chinese equities. Oil saw its worst quarter so far this year, despite a weaker dollar, elevated geopolitics, and China stimulus.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
Line Graph [Table Text Block]
	NZAC	MSCI All Country World ex USA Index	MSCI ACWI Climate Paris Aligned Index
11/25/14	$10,000	$10,000	$10,000
11/30/14	$9,994	$9,956	$9,995
12/31/14	$9,794	$9,597	$9,795
01/31/15	$9,632	$9,583	$9,634
02/28/15	$10,186	$10,095	$10,189
03/31/15	$10,035	$9,932	$10,044
04/30/15	$10,330	$10,433	$10,329
05/31/15	$10,335	$10,271	$10,334
06/30/15	$10,111	$9,984	$10,102
07/31/15	$10,207	$9,956	$10,203
08/31/15	$9,509	$9,195	$9,495
09/30/15	$9,175	$8,769	$9,154
10/31/15	$9,892	$9,422	$9,873
11/30/15	$9,816	$9,227	$9,791
12/31/15	$9,643	$9,053	$9,617
01/31/16	$9,066	$8,438	$9,031
02/29/16	$9,008	$8,341	$8,962
03/31/16	$9,661	$9,019	$9,619
04/30/16	$9,788	$9,257	$9,742
05/31/16	$9,831	$9,101	$9,782
06/30/16	$9,751	$8,961	$9,694
07/31/16	$10,187	$9,404	$10,134
08/31/16	$10,237	$9,464	$10,181
09/30/16	$10,296	$9,581	$10,240
10/31/16	$10,105	$9,443	$10,045
11/30/16	$10,190	$9,224	$10,118
12/31/16	$10,387	$9,460	$10,317
01/31/17	$10,687	$9,796	$10,615
02/28/17	$11,000	$9,952	$10,925
03/31/17	$11,141	$10,204	$11,063
04/30/17	$11,323	$10,422	$11,244
05/31/17	$11,572	$10,761	$11,491
06/30/17	$11,626	$10,794	$11,548
07/31/17	$11,943	$11,192	$11,860
08/31/17	$11,963	$11,251	$11,878
09/30/17	$12,166	$11,459	$12,078
10/31/17	$12,405	$11,675	$12,317
11/30/17	$12,646	$11,770	$12,552
12/31/17	$12,838	$12,033	$12,750
01/31/18	$13,551	$12,703	$13,458
02/28/18	$12,999	$12,104	$12,903
03/31/18	$12,717	$11,891	$12,626
04/30/18	$12,841	$12,080	$12,738
05/31/18	$12,848	$11,801	$12,740
06/30/18	$12,761	$11,580	$12,654
07/31/18	$13,156	$11,857	$13,042
08/31/18	$13,259	$11,608	$13,138
09/30/18	$13,306	$11,661	$13,179
10/31/18	$12,315	$10,713	$12,191
11/30/18	$12,493	$10,814	$12,365
12/31/18	$11,619	$10,325	$11,503
01/31/19	$12,547	$11,105	$12,424
02/28/19	$12,871	$11,322	$12,750
03/31/19	$13,047	$11,389	$12,920
04/30/19	$13,502	$11,690	$13,370
05/31/19	$12,705	$11,063	$12,578
06/30/19	$13,552	$11,729	$13,422
07/31/19	$13,619	$11,587	$13,487
08/31/19	$13,313	$11,229	$13,179
09/30/19	$13,604	$11,518	$13,463
10/31/19	$13,991	$11,920	$13,847
11/30/19	$14,328	$12,025	$14,178
12/31/19	$14,838	$12,546	$14,689
01/31/20	$14,691	$12,209	$14,555
02/29/20	$13,526	$11,244	$13,388
03/31/20	$11,716	$9,616	$11,588
04/30/20	$12,969	$10,344	$12,833
05/31/20	$13,538	$10,683	$13,396
06/30/20	$13,964	$11,166	$13,822
07/31/20	$14,707	$11,663	$14,566
08/31/20	$15,625	$12,163	$15,473
09/30/20	$15,126	$11,864	$14,974
10/31/20	$14,767	$11,609	$14,618
11/30/20	$16,598	$13,170	$16,423
12/31/20	$17,352	$13,882	$17,176
01/31/21	$17,256	$13,912	$17,071
02/28/21	$17,639	$14,188	$17,445
03/31/21	$18,125	$14,367	$17,918
04/30/21	$18,915	$14,790	$18,716
05/31/21	$19,219	$15,253	$19,022
06/30/21	$19,453	$15,154	$19,247
07/31/21	$19,595	$14,904	$19,384
08/31/21	$20,091	$15,187	$19,871
09/30/21	$19,244	$14,701	$19,032
10/31/21	$20,228	$15,052	$20,005
11/30/21	$19,751	$14,374	$19,531
12/31/21	$20,530	$14,968	$20,312
01/31/22	$19,486	$14,417	$19,270
02/28/22	$18,980	$14,131	$18,779
03/31/22	$19,394	$14,154	$19,187
04/30/22	$17,792	$13,265	$17,602
05/31/22	$17,669	$13,360	$17,475
06/30/22	$16,288	$12,211	$16,101
07/31/22	$17,509	$12,629	$17,313
08/31/22	$16,720	$12,223	$16,527
09/30/22	$15,129	$11,001	$14,948
10/31/22	$16,004	$11,330	$15,813
11/30/22	$17,212	$12,667	$17,009
12/31/22	$16,512	$12,573	$16,305
01/31/23	$17,729	$13,592	$17,506
02/28/23	$17,216	$13,115	$16,996
03/31/23	$17,796	$13,436	$17,563
04/30/23	$18,057	$13,669	$17,817
05/31/23	$17,939	$13,172	$17,694
06/30/23	$18,913	$13,763	$18,659
07/31/23	$19,502	$14,323	$19,239
08/31/23	$18,952	$13,676	$18,692
09/30/23	$18,014	$13,244	$17,763
10/31/23	$17,420	$12,698	$17,172
11/30/23	$19,227	$13,841	$18,930
12/31/23	$20,271	$14,536	$19,960
01/31/24	$20,304	$14,391	$19,989
02/29/24	$21,161	$14,756	$20,838
03/31/24	$21,666	$15,217	$21,334
04/30/24	$20,870	$14,944	$20,541
05/31/24	$21,815	$15,378	$21,464
06/30/24	$22,309	$15,363	$21,953
07/31/24	$22,789	$15,719	$22,424
08/31/24	$23,517	$16,166	$23,145
09/30/24	$24,159	$16,602	$23,784

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 11/25/14
NZAC	34.11%	12.17%	9.37%
MSCI All Country World ex USA Index	25.35%	7.59%	5.28%
MSCI ACWI Climate Paris Aligned IndexFootnote Reference1	33.90%	12.06%	9.20%

Performance Inception Date					Nov. 25, 2014
AssetsNet	$ 138,475,039	$ 138,475,039	$ 138,475,039	$ 138,475,039	$ 138,475,039
Holdings Count | Holding	877	877	877	877	877
Advisory Fees Paid, Amount		$ 201,009
InvestmentCompanyPortfolioTurnover		13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$138,475,039
Number of Portfolio Holdings	877
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$201,009

Holdings [Text Block]

Top Ten Sectors

Sector	% Value of Total Net Assets
Information Technology	26.8%
Financials	17.5%
Industrials	12.7%
Health Care	12.0%
Consumer Discretionary	9.8%
Communication Services	7.1%
Real Estate	5.5%
Utilities	2.8%
Materials	2.8%
Consumer Staples	2.2%

Material Fund Change [Text Block]
C000038341
Shareholder Report [Line Items]
Fund Name		SPDR MSCI ACWI ex-US ETF
Trading Symbol		CWI
Security Exchange Name		NYSE
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR MSCI ACWI ex-US ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR MSCI ACWI ex-US ETF	$34	0.30%

Expenses Paid, Amount		$ 34
Expense Ratio, Percent		0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by speculation about inflation and when and by how much the U.S. Federal Reserve (“the Fed”) and other central banks would begin cutting rates. Alongside this interest rate story was the continuing prospect of an artificial intelligence boom, driving up the values of A.I.-related tech and semiconductor companies. And even though markets moved sideways in Q3 2024 as investors rotated out of growth and tech stocks and back into value and small cap securities, they could not undo the reporting period’s significant influence driven by those mega-cap high-flyers. With the Fed finally cutting rates in September and by 50 bps, the year-long speculation about the timing of the Fed’s directional shift was finally put to rest, and markets ended the year-long period with significant gains and at the highest levels.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
Line Graph [Table Text Block]
	CWI	MSCI All Country World ex USA Index
09/30/14	$10,000	$10,000
10/31/14	$9,929	$9,901
11/30/14	$10,007	$9,973
12/31/14	$9,646	$9,613
01/31/15	$9,661	$9,599
02/28/15	$10,173	$10,112
03/31/15	$9,995	$9,949
04/30/15	$10,508	$10,451
05/31/15	$10,339	$10,288
06/30/15	$10,049	$10,001
07/31/15	$10,027	$9,973
08/31/15	$9,271	$9,211
09/30/15	$8,842	$8,784
10/31/15	$9,521	$9,438
11/30/15	$9,331	$9,243
12/31/15	$9,137	$9,069
01/31/16	$8,548	$8,452
02/29/16	$8,443	$8,355
03/31/16	$9,117	$9,035
04/30/16	$9,362	$9,272
05/31/16	$9,211	$9,116
06/30/16	$9,095	$8,976
07/31/16	$9,524	$9,420
08/31/16	$9,584	$9,480
09/30/16	$9,696	$9,597
10/31/16	$9,565	$9,459
11/30/16	$9,328	$9,240
12/31/16	$9,557	$9,476
01/31/17	$9,899	$9,812
02/28/17	$10,049	$9,969
03/31/17	$10,298	$10,221
04/30/17	$10,515	$10,440
05/31/17	$10,864	$10,779
06/30/17	$10,899	$10,812
07/31/17	$11,287	$11,211
08/31/17	$11,339	$11,270
09/30/17	$11,562	$11,479
10/31/17	$11,779	$11,695
11/30/17	$11,869	$11,790
12/31/17	$12,129	$12,053
01/31/18	$12,789	$12,725
02/28/18	$12,185	$12,125
03/31/18	$11,947	$11,911
04/30/18	$12,167	$12,101
05/31/18	$11,873	$11,821
06/30/18	$11,660	$11,599
07/31/18	$11,937	$11,877
08/31/18	$11,698	$11,628
09/30/18	$11,765	$11,681
10/31/18	$10,816	$10,731
11/30/18	$10,936	$10,833
12/31/18	$10,424	$10,342
01/31/19	$11,219	$11,124
02/28/19	$11,438	$11,341
03/31/19	$11,527	$11,409
04/30/19	$11,839	$11,710
05/31/19	$11,212	$11,081
06/30/19	$11,888	$11,749
07/31/19	$11,745	$11,607
08/31/19	$11,388	$11,248
09/30/19	$11,694	$11,538
10/31/19	$12,099	$11,940
11/30/19	$12,209	$12,045
12/31/19	$12,717	$12,567
01/31/20	$12,365	$12,229
02/29/20	$11,404	$11,263
03/31/20	$9,788	$9,632
04/30/20	$10,489	$10,362
05/31/20	$10,785	$10,701
06/30/20	$11,294	$11,185
07/31/20	$11,791	$11,683
08/31/20	$12,286	$12,183
09/30/20	$11,979	$11,884
10/31/20	$11,724	$11,628
11/30/20	$13,291	$13,193
12/31/20	$14,013	$13,906
01/31/21	$14,075	$13,936
02/28/21	$14,357	$14,212
03/31/21	$14,550	$14,391
04/30/21	$14,963	$14,815
05/31/21	$15,442	$15,278
06/30/21	$15,347	$15,179
07/31/21	$15,088	$14,929
08/31/21	$15,337	$15,213
09/30/21	$14,852	$14,726
10/31/21	$15,214	$15,077
11/30/21	$14,553	$14,399
12/31/21	$15,186	$14,994
01/31/22	$14,675	$14,441
02/28/22	$14,320	$14,155
03/31/22	$14,373	$14,178
04/30/22	$13,494	$13,288
05/31/22	$13,592	$13,383
06/30/22	$12,443	$12,232
07/31/22	$12,836	$12,650
08/31/22	$12,427	$12,243
09/30/22	$11,219	$11,020
10/31/22	$11,567	$11,349
11/30/22	$12,935	$12,689
12/31/22	$12,829	$12,594
01/31/23	$13,880	$13,615
02/28/23	$13,385	$13,137
03/31/23	$13,736	$13,459
04/30/23	$13,972	$13,692
05/31/23	$13,467	$13,195
06/30/23	$14,103	$13,787
07/31/23	$14,644	$14,347
08/31/23	$13,976	$13,699
09/30/23	$13,552	$13,266
10/31/23	$13,005	$12,719
11/30/23	$14,160	$13,864
12/31/23	$14,871	$14,560
01/31/24	$14,734	$14,416
02/29/24	$15,134	$14,781
03/31/24	$15,577	$15,243
04/30/24	$15,311	$14,969
05/31/24	$15,801	$15,404
06/30/24	$15,774	$15,389
07/31/24	$16,142	$15,745
08/31/24	$16,587	$16,194
09/30/24	$17,024	$16,630

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
CWI	25.62%	7.80%	5.46%
MSCI All Country World ex USA Index	25.35%	7.59%	5.22%

AssetsNet	$ 1,683,986,135	$ 1,683,986,135	$ 1,683,986,135	$ 1,683,986,135	$ 1,683,986,135
Holdings Count | Holding	1,314	1,314	1,314	1,314	1,314
Advisory Fees Paid, Amount		$ 4,666,822
InvestmentCompanyPortfolioTurnover		4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$1,683,986,135
Number of Portfolio Holdings	1,314
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$4,666,822

Holdings [Text Block]

Top Ten Sectors

Sector	% Value of Total Net Assets
Financials	22.1%
Industrials	13.8%
Information Technology	12.9%
Consumer Discretionary	11.5%
Health Care	9.4%
Consumer Staples	7.4%
Materials	7.1%
Communication Services	5.6%
Energy	5.0%
Utilities	3.1%

Material Fund Change [Text Block]
C000167041
Shareholder Report [Line Items]
Fund Name		SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
Trading Symbol		EFAX
Security Exchange Name		NYSE
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR MSCI EAFE Fossil Fuel Reserves Free ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	$23	0.20%

Expenses Paid, Amount		$ 23
Expense Ratio, Percent		0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by speculation about inflation and when and by how much the U.S. Federal Reserve (“the Fed”) and other central banks would begin cutting rates. Alongside this interest rate story was the continuing prospect of an Artificial Intelligence boom, driving up the values of A.I.-related tech and semiconductor companies. And even though markets moved sideways in Q3 2024 as investors rotated out of growth and tech stocks and back into value and small cap securities, they could not undo the reporting period’s significant influence driven by those mega-cap high-flyers. With the Fed finally cutting rates in September and by 50 bps, the year-long speculation about the timing of the Fed’s directional shift was finally put to rest, and markets ended the year-long period with significant gains and at the highest levels. The Fund's 26.20% return for the reporting period outperformed the MSCI EAFE Index's return of 24.80% due to the underperformance of Energy sector stocks. Energy was the only sector to post losses during the reporting period, returning -2.10%, and as a result the Fund's lack of holdings in Energy was the primary contributor to its relative outperformance.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
Line Graph [Table Text Block]
	EFAX	MSCI All Country World ex USA Index	MSCI EAFE ex Fossil Fuels Index
10/24/16	$10,000	$10,000	$10,000
10/31/16	$9,976	$9,931	$9,957
11/30/16	$9,742	$9,701	$9,731
12/31/16	$10,057	$9,949	$10,038
01/31/17	$10,362	$10,302	$10,337
02/28/17	$10,550	$10,466	$10,517
03/31/17	$10,857	$10,731	$10,818
04/30/17	$11,164	$10,961	$11,127
05/31/17	$11,563	$11,317	$11,533
06/30/17	$11,556	$11,352	$11,530
07/31/17	$11,853	$11,770	$11,825
08/31/17	$11,813	$11,832	$11,796
09/30/17	$12,089	$12,051	$12,071
10/31/17	$12,254	$12,278	$12,237
11/30/17	$12,381	$12,378	$12,366
12/31/17	$12,538	$12,655	$12,526
01/31/18	$13,169	$13,359	$13,159
02/28/18	$12,590	$12,729	$12,579
03/31/18	$12,324	$12,505	$12,336
04/30/18	$12,567	$12,705	$12,552
05/31/18	$12,268	$12,411	$12,240
06/30/18	$12,099	$12,178	$12,073
07/31/18	$12,415	$12,469	$12,387
08/31/18	$12,216	$12,208	$12,187
09/30/18	$12,267	$12,264	$12,239
10/31/18	$11,284	$11,266	$11,256
11/30/18	$11,322	$11,373	$11,295
12/31/18	$10,736	$10,858	$10,708
01/31/19	$11,421	$11,679	$11,395
02/28/19	$11,714	$11,907	$11,689
03/31/19	$11,780	$11,978	$11,752
04/30/19	$12,152	$12,294	$12,123
05/31/19	$11,573	$11,634	$11,533
06/30/19	$12,239	$12,335	$12,211
07/31/19	$12,109	$12,186	$12,082
08/31/19	$11,851	$11,809	$11,824
09/30/19	$12,170	$12,113	$12,142
10/31/19	$12,638	$12,536	$12,611
11/30/19	$12,782	$12,646	$12,759
12/31/19	$13,190	$13,194	$13,168
01/31/20	$12,947	$12,840	$12,927
02/29/20	$11,813	$11,825	$11,793
03/31/20	$10,281	$10,113	$10,261
04/30/20	$10,990	$10,879	$10,967
05/31/20	$11,477	$11,235	$11,457
06/30/20	$11,867	$11,743	$11,853
07/31/20	$12,172	$12,266	$12,156
08/31/20	$12,796	$12,791	$12,783
09/30/20	$12,514	$12,477	$12,504
10/31/20	$12,036	$12,209	$12,024
11/30/20	$13,823	$13,851	$13,815
12/31/20	$14,446	$14,599	$14,441
01/31/21	$14,264	$14,631	$14,260
02/28/21	$14,519	$14,921	$14,516
03/31/21	$14,875	$15,109	$14,869
04/30/21	$15,360	$15,554	$15,349
05/31/21	$15,922	$16,041	$15,861
06/30/21	$15,691	$15,937	$15,686
07/31/21	$15,816	$15,674	$15,810
08/31/21	$16,118	$15,972	$16,116
09/30/21	$15,599	$15,461	$15,598
10/31/21	$15,972	$15,830	$15,970
11/30/21	$15,239	$15,117	$15,236
12/31/21	$15,997	$15,742	$16,000
01/31/22	$15,078	$15,162	$15,080
02/28/22	$14,745	$14,861	$14,747
03/31/22	$14,779	$14,885	$14,779
04/30/22	$13,818	$13,950	$13,808
05/31/22	$13,840	$14,051	$13,825
06/30/22	$12,609	$12,842	$12,588
07/31/22	$13,281	$13,281	$13,265
08/31/22	$12,579	$12,854	$12,562
09/30/22	$11,384	$11,570	$11,365
10/31/22	$11,971	$11,915	$11,958
11/30/22	$13,277	$13,322	$13,270
12/31/22	$13,299	$13,222	$13,289
01/31/23	$14,419	$14,295	$14,415
02/28/23	$14,111	$13,793	$14,108
03/31/23	$14,499	$14,130	$14,496
04/30/23	$14,904	$14,376	$14,898
05/31/23	$14,326	$13,853	$14,304
06/30/23	$14,921	$14,474	$14,911
07/31/23	$15,380	$15,063	$15,372
08/31/23	$14,765	$14,383	$14,757
09/30/23	$14,187	$13,928	$14,177
10/31/23	$13,582	$13,354	$13,570
11/30/23	$14,913	$14,556	$14,908
12/31/23	$15,722	$15,287	$15,720
01/31/24	$15,860	$15,135	$15,862
02/29/24	$16,202	$15,518	$16,211
03/31/24	$16,683	$16,003	$16,709
04/30/24	$16,193	$15,716	$16,190
05/31/24	$16,854	$16,172	$16,850
06/30/24	$16,621	$16,157	$16,614
07/31/24	$17,138	$16,531	$17,134
08/31/24	$17,748	$17,002	$17,748
09/30/24	$17,904	$17,460	$17,906

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 10/24/16
EFAX	26.20%	8.03%	7.61%
MSCI All Country World ex USA Index	25.35%	7.59%	7.28%
MSCI EAFE ex Fossil Fuels Index	26.30%	8.08%	7.62%

Performance Inception Date			Oct. 24, 2016
AssetsNet	$ 292,908,043	$ 292,908,043	$ 292,908,043	$ 292,908,043	$ 292,908,043
Holdings Count | Holding	701	701	701	701	701
Advisory Fees Paid, Amount		$ 517,525
InvestmentCompanyPortfolioTurnover		5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$292,908,043
Number of Portfolio Holdings	701
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$517,525

Holdings [Text Block]

Top Ten Sectors

Sector	% Value of Total Net Assets
Financials	22.3%
Industrials	17.1%
Health Care	14.3%
Consumer Discretionary	11.9%
Consumer Staples	9.5%
Information Technology	9.4%
Materials	5.0%
Communication Services	4.6%
Utilities	2.9%
Real Estate	2.3%

Material Fund Change [Text Block]
C000141272
Shareholder Report [Line Items]
Fund Name		SPDR MSCI EAFE StrategicFactors ETF
Trading Symbol		QEFA
Security Exchange Name		NYSE
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR MSCI EAFE StrategicFactors ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR MSCI EAFE StrategicFactors ETF	$33	0.30%

Expenses Paid, Amount		$ 33
Expense Ratio, Percent		0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Equities witnessed a strong start to 2024 as the ‘everything rally’ that began in the fourth calendar quarter of 2023 continued. However these returns moderated in the second calendar quarter of 2024. Business activities, which had seen solid momentum in April and May, slowed down in June. This was driven by weaker expansions of output in the Eurozone, as well as a contraction in Japan. The global economy showed signs of resilience in Q3 2024, with growth in the services sector offsetting weakness in manufacturing. The European Central Bank (ECB) delivered its second rate cut in September 2024, taking interest rates to 3.5%, while the Bank of England (BoE) embarked on its own easing cycle with a 25-bps cut at its August meeting.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
Line Graph [Table Text Block]
	QEFA	MSCI All Country World ex USA Index	MSCI EAFE Factor Mix A-Series Index
09/30/14	$10,000	$10,000	$10,000
10/31/14	$9,931	$9,901	$9,939
11/30/14	$10,039	$9,973	$10,050
12/31/14	$9,739	$9,613	$9,748
01/31/15	$9,892	$9,599	$9,910
02/28/15	$10,379	$10,112	$10,408
03/31/15	$10,201	$9,949	$10,238
04/30/15	$10,641	$10,451	$10,671
05/31/15	$10,565	$10,288	$10,595
06/30/15	$10,266	$10,001	$10,295
07/31/15	$10,560	$9,973	$10,592
08/31/15	$9,842	$9,211	$9,871
09/30/15	$9,466	$8,784	$9,497
10/31/15	$10,138	$9,438	$10,181
11/30/15	$9,965	$9,243	$10,008
12/31/15	$9,913	$9,069	$9,954
01/31/16	$9,348	$8,452	$9,376
02/29/16	$9,289	$8,355	$9,311
03/31/16	$9,855	$9,035	$9,875
04/30/16	$10,113	$9,272	$10,128
05/31/16	$10,028	$9,116	$10,039
06/30/16	$9,821	$8,976	$9,806
07/31/16	$10,228	$9,420	$10,227
08/31/16	$10,122	$9,480	$10,134
09/30/16	$10,243	$9,597	$10,260
10/31/16	$9,903	$9,459	$9,930
11/30/16	$9,655	$9,240	$9,689
12/31/16	$9,943	$9,476	$9,977
01/31/17	$10,222	$9,812	$10,259
02/28/17	$10,408	$9,969	$10,439
03/31/17	$10,680	$10,221	$10,712
04/30/17	$10,954	$10,440	$10,984
05/31/17	$11,445	$10,779	$11,478
06/30/17	$11,377	$10,812	$11,421
07/31/17	$11,626	$11,211	$11,669
08/31/17	$11,661	$11,270	$11,719
09/30/17	$11,874	$11,479	$11,920
10/31/17	$12,014	$11,695	$12,056
11/30/17	$12,161	$11,790	$12,211
12/31/17	$12,317	$12,053	$12,368
01/31/18	$12,829	$12,725	$12,872
02/28/18	$12,322	$12,125	$12,362
03/31/18	$12,197	$11,911	$12,245
04/30/18	$12,445	$12,101	$12,472
05/31/18	$12,243	$11,821	$12,264
06/30/18	$12,107	$11,599	$12,124
07/31/18	$12,421	$11,877	$12,449
08/31/18	$12,263	$11,628	$12,300
09/30/18	$12,342	$11,681	$12,372
10/31/18	$11,447	$10,731	$11,468
11/30/18	$11,512	$10,833	$11,533
12/31/18	$11,055	$10,342	$11,068
01/31/19	$11,693	$11,124	$11,718
02/28/19	$11,999	$11,341	$12,028
03/31/19	$12,130	$11,409	$12,153
04/30/19	$12,338	$11,710	$12,365
05/31/19	$11,902	$11,081	$11,908
06/30/19	$12,562	$11,749	$12,570
07/31/19	$12,412	$11,607	$12,414
08/31/19	$12,233	$11,248	$12,225
09/30/19	$12,514	$11,538	$12,513
10/31/19	$12,971	$11,940	$12,982
11/30/19	$13,094	$12,045	$13,111
12/31/19	$13,474	$12,567	$13,488
01/31/20	$13,313	$12,229	$13,328
02/29/20	$12,170	$11,263	$12,182
03/31/20	$10,834	$9,632	$10,823
04/30/20	$11,430	$10,362	$11,434
05/31/20	$11,805	$10,701	$11,816
06/30/20	$12,095	$11,185	$12,116
07/31/20	$12,288	$11,683	$12,307
08/31/20	$12,883	$12,183	$12,909
09/30/20	$12,600	$11,884	$12,629
10/31/20	$12,134	$11,628	$12,164
11/30/20	$13,827	$13,193	$13,863
12/31/20	$14,404	$13,906	$14,437
01/31/21	$14,239	$13,936	$14,280
02/28/21	$14,398	$14,212	$14,435
03/31/21	$14,786	$14,391	$14,820
04/30/21	$15,186	$14,815	$15,221
05/31/21	$15,783	$15,278	$15,763
06/30/21	$15,687	$15,179	$15,722
07/31/21	$15,922	$14,929	$15,963
08/31/21	$16,234	$15,213	$16,281
09/30/21	$15,696	$14,726	$15,736
10/31/21	$16,038	$15,077	$16,081
11/30/21	$15,422	$14,399	$15,465
12/31/21	$16,186	$14,994	$16,237
01/31/22	$15,375	$14,441	$15,427
02/28/22	$15,203	$14,155	$15,261
03/31/22	$15,333	$14,178	$15,384
04/30/22	$14,433	$13,288	$14,466
05/31/22	$14,418	$13,383	$14,448
06/30/22	$13,244	$12,232	$13,267
07/31/22	$13,883	$12,650	$13,915
08/31/22	$13,186	$12,243	$13,210
09/30/22	$12,041	$11,020	$12,059
10/31/22	$12,529	$11,349	$12,552
11/30/22	$13,854	$12,689	$13,888
12/31/22	$13,927	$12,594	$13,962
01/31/23	$14,897	$13,615	$14,947
02/28/23	$14,531	$13,137	$14,584
03/31/23	$14,991	$13,459	$15,047
04/30/23	$15,439	$13,692	$15,494
05/31/23	$14,792	$13,195	$14,833
06/30/23	$15,363	$13,787	$15,414
07/31/23	$15,840	$14,347	$15,898
08/31/23	$15,323	$13,699	$15,382
09/30/23	$14,864	$13,266	$14,921
10/31/23	$14,344	$12,719	$14,393
11/30/23	$15,544	$13,864	$15,606
12/31/23	$16,332	$14,560	$16,399
01/31/24	$16,393	$14,416	$16,462
02/29/24	$16,554	$14,781	$16,628
03/31/24	$16,975	$15,243	$17,070
04/30/24	$16,616	$14,969	$16,682
05/31/24	$17,222	$15,404	$17,285
06/30/24	$16,973	$15,389	$17,029
07/31/24	$17,575	$15,745	$17,640
08/31/24	$18,255	$16,194	$18,328
09/30/24	$18,315	$16,630	$18,386

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
QEFA	23.22%	7.92%	6.24%
MSCI All Country World ex USA Index	25.35%	7.59%	5.22%
MSCI EAFE Factor Mix A-Series Index	23.22%	8.00%	6.28%

AssetsNet	$ 983,828,623	$ 983,828,623	$ 983,828,623	$ 983,828,623	$ 983,828,623
Holdings Count | Holding	663	663	663	663	663
Advisory Fees Paid, Amount		$ 2,825,218
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$983,828,623
Number of Portfolio Holdings	663
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$2,825,218

Holdings [Text Block]

Top Ten Sectors

Sector	% Value of Total Net Assets
Financials	18.9%
Industrials	15.8%
Health Care	15.4%
Consumer Staples	11.5%
Consumer Discretionary	10.2%
Information Technology	6.9%
Materials	6.2%
Communication Services	5.5%
Utilities	3.8%
Energy	3.7%

Material Fund Change [Text Block]
C000167042
Shareholder Report [Line Items]
Fund Name		SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
Trading Symbol		EEMX
Security Exchange Name		NYSE
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	$35	0.31%

Expenses Paid, Amount		$ 35
Expense Ratio, Percent		0.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by speculation about inflation and when and by how much the U.S. Federal Reserve (“the Fed”) and other central banks would begin cutting rates. Alongside this interest rate story was the continuing prospect of an Artificial Intelligence boom, driving up the values of A.I.-related tech and semiconductor companies. And even though markets moved sideways in Q3 2024 as investors rotated out of growth and tech stocks and back into value and small cap securities, they could not undo the reporting period’s significant influence driven by those mega-cap high-flyers. With the Fed finally cutting rates in September and by 50 bps, the year-long speculation about the timing of the Fed’s directional shift was finally put to rest, and markets ended the year-long period with significant gains and at the highest levels. The Fund slightly underperformed the MSCI Emerging Markets Index over the reporting period, which returned 26.05%. The exclusion of many stocks from the underperforming Energy sector pushed the Fund towards relative outperformance, but slight differences in the Fund's holdings detracted.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
Line Graph [Table Text Block]
	EEMX	MSCI All Country World ex USA Index	MSCI Emerging Markets ex Fossil Fuels Index
10/24/16	$10,000	$10,000	$10,000
10/31/16	$9,868	$9,931	$9,863
11/30/16	$9,424	$9,701	$9,384
12/31/16	$9,391	$9,949	$9,370
01/31/17	$9,928	$10,302	$9,903
02/28/17	$10,262	$10,466	$10,243
03/31/17	$10,523	$10,731	$10,507
04/30/17	$10,744	$10,961	$10,750
05/31/17	$11,110	$11,317	$11,117
06/30/17	$11,243	$11,352	$11,256
07/31/17	$11,919	$11,770	$11,922
08/31/17	$12,154	$11,832	$12,179
09/30/17	$12,102	$12,051	$12,102
10/31/17	$12,496	$12,278	$12,509
11/30/17	$12,539	$12,378	$12,550
12/31/17	$12,993	$12,655	$12,988
01/31/18	$14,018	$13,359	$14,035
02/28/18	$13,365	$12,729	$13,361
03/31/18	$13,063	$12,505	$13,118
04/30/18	$13,023	$12,705	$13,036
05/31/18	$12,520	$12,411	$12,560
06/30/18	$12,041	$12,178	$12,028
07/31/18	$12,292	$12,469	$12,247
08/31/18	$11,926	$12,208	$11,894
09/30/18	$11,811	$12,264	$11,761
10/31/18	$10,768	$11,266	$10,691
11/30/18	$11,233	$11,373	$11,179
12/31/18	$10,929	$10,858	$10,905
01/31/19	$11,857	$11,679	$11,848
02/28/19	$11,867	$11,907	$11,877
03/31/19	$11,955	$11,978	$11,965
04/30/19	$12,225	$12,294	$12,239
05/31/19	$11,332	$11,634	$11,298
06/30/19	$12,033	$12,335	$12,018
07/31/19	$11,908	$12,186	$11,885
08/31/19	$11,335	$11,809	$11,319
09/30/19	$11,501	$12,113	$11,509
10/31/19	$11,964	$12,536	$11,965
11/30/19	$11,970	$12,646	$11,980
12/31/19	$12,834	$13,194	$12,892
01/31/20	$12,245	$12,840	$12,330
02/29/20	$11,776	$11,825	$11,779
03/31/20	$10,067	$10,113	$10,061
04/30/20	$10,910	$10,879	$10,955
05/31/20	$10,924	$11,235	$10,996
06/30/20	$11,760	$11,743	$11,838
07/31/20	$12,842	$12,266	$12,932
08/31/20	$13,123	$12,791	$13,246
09/30/20	$12,949	$12,477	$13,072
10/31/20	$13,300	$12,209	$13,423
11/30/20	$14,387	$13,851	$14,567
12/31/20	$15,413	$14,599	$15,615
01/31/21	$15,943	$14,631	$16,154
02/28/21	$16,021	$14,921	$16,245
03/31/21	$15,739	$15,109	$15,953
04/30/21	$16,131	$15,554	$16,353
05/31/21	$16,245	$16,041	$16,668
06/30/21	$16,421	$15,937	$16,662
07/31/21	$15,319	$15,674	$15,501
08/31/21	$15,694	$15,972	$15,890
09/30/21	$15,021	$15,461	$15,175
10/31/21	$15,205	$15,830	$15,358
11/30/21	$14,610	$15,117	$14,764
12/31/21	$14,863	$15,742	$15,005
01/31/22	$14,637	$15,162	$14,691
02/28/22	$14,238	$14,861	$14,324
03/31/22	$14,057	$14,885	$14,058
04/30/22	$13,276	$13,950	$13,244
05/31/22	$13,291	$14,051	$13,281
06/30/22	$12,447	$12,842	$12,441
07/31/22	$12,375	$13,281	$12,391
08/31/22	$12,395	$12,854	$12,405
09/30/22	$10,926	$11,570	$10,917
10/31/22	$10,570	$11,915	$10,550
11/30/22	$12,140	$13,322	$12,150
12/31/22	$11,980	$13,222	$12,011
01/31/23	$12,990	$14,295	$13,005
02/28/23	$12,140	$13,793	$12,153
03/31/23	$12,538	$14,130	$12,530
04/30/23	$12,323	$14,375	$12,329
05/31/23	$12,126	$13,853	$12,130
06/30/23	$12,557	$14,474	$12,568
07/31/23	$13,324	$15,063	$13,353
08/31/23	$12,492	$14,383	$12,499
09/30/23	$12,151	$13,928	$12,134
10/31/23	$11,697	$13,354	$11,662
11/30/23	$12,631	$14,556	$12,616
12/31/23	$13,084	$15,287	$13,093
01/31/24	$12,371	$15,135	$12,409
02/29/24	$12,978	$15,518	$13,020
03/31/24	$13,279	$16,003	$13,372
04/30/24	$13,339	$15,716	$13,400
05/31/24	$13,419	$16,172	$13,476
06/30/24	$13,963	$16,157	$14,031
07/31/24	$13,996	$16,531	$14,085
08/31/24	$14,208	$17,002	$14,308
09/30/24	$15,261	$17,460	$15,342

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 10/24/16
EEMX	25.60%	5.82%	5.47%
MSCI All Country World ex USA Index	25.35%	7.59%	7.28%
MSCI Emerging Markets ex Fossil Fuels Index	26.44%	5.92%	5.54%

Performance Inception Date			Oct. 24, 2016
AssetsNet	$ 85,659,790	$ 85,659,790	$ 85,659,790	$ 85,659,790	$ 85,659,790
Holdings Count | Holding	627	627	627	627	627
Advisory Fees Paid, Amount		$ 236,882
InvestmentCompanyPortfolioTurnover		3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$85,659,790
Number of Portfolio Holdings	627
Portfolio Turnover Rate	3%
Total Advisory Fees Paid	$236,882

Holdings [Text Block]

Top Ten Sectors

Sector	% Value of Total Net Assets
Information Technology	24.5%
Financials	24.4%
Consumer Discretionary	15.2%
Communication Services	10.1%
Materials	6.8%
Industrials	6.3%
Consumer Staples	6.0%
Health Care	3.8%
Utilities	1.8%
Real Estate	1.4%

Material Fund Change [Text Block]
C000141273
Shareholder Report [Line Items]
Fund Name		SPDR MSCI Emerging Markets StrategicFactors ETF
Trading Symbol		QEMM
Security Exchange Name		NYSE
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR MSCI Emerging Markets StrategicFactors ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR MSCI Emerging Markets StrategicFactors ETF	$35	0.31%

Expenses Paid, Amount		$ 35
Expense Ratio, Percent		0.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by speculation about inflation and when and by how much the U.S. Federal Reserve (“the Fed”) and other central banks would begin cutting rates. Alongside this interest rate story was the continuing prospect of an Artificial Intelligence boom, driving up the values of A.I.-related tech and semiconductor companies. And even though markets moved sideways in Q3 2024 as investors rotated out of growth and tech stocks and back into value and small cap securities, they could not undo the reporting period’s significant influence driven by those mega-cap high-flyers. With the Fed finally cutting rates in September and by 50 bps, the year-long speculation about the timing of the Fed’s directional shift was finally put to rest, and markets ended the year-long period with significant gains and at the highest levels. The MSCI Emerging Markets Index produced a 26.05% return during the reporting period. While the quality factor outperformed in Emerging Markets, both value and low volatility factors were weaker. Ultimately, the Fund's underperformance was primarily driven by its exposure to the lowest volatility securities, which produced very weak relative returns.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
Line Graph [Table Text Block]
	QEMM	MSCI All Country World ex USA Index	MSCI Emerging Markets Factor Mix A-Series Index
09/30/14	$10,000	$10,000	$10,000
10/31/14	$10,140	$9,901	$10,118
11/30/14	$10,023	$9,973	$9,997
12/31/14	$9,549	$9,613	$9,576
01/31/15	$9,618	$9,599	$9,671
02/28/15	$9,887	$10,112	$9,949
03/31/15	$9,793	$9,949	$9,873
04/30/15	$10,443	$10,451	$10,524
05/31/15	$10,004	$10,288	$10,075
06/30/15	$9,764	$10,001	$9,842
07/31/15	$9,204	$9,973	$9,298
08/31/15	$8,422	$9,211	$8,495
09/30/15	$8,171	$8,784	$8,253
10/31/15	$8,707	$9,438	$8,800
11/30/15	$8,324	$9,243	$8,407
12/31/15	$8,161	$9,069	$8,266
01/31/16	$7,746	$8,452	$7,825
02/29/16	$7,722	$8,355	$7,803
03/31/16	$8,638	$9,035	$8,747
04/30/16	$8,721	$9,272	$8,823
05/31/16	$8,411	$9,116	$8,507
06/30/16	$8,727	$8,976	$8,834
07/31/16	$9,083	$9,420	$9,212
08/31/16	$9,263	$9,480	$9,396
09/30/16	$9,397	$9,597	$9,533
10/31/16	$9,365	$9,459	$9,506
11/30/16	$8,944	$9,240	$9,070
12/31/16	$8,926	$9,476	$9,076
01/31/17	$9,295	$9,812	$9,444
02/28/17	$9,583	$9,969	$9,745
03/31/17	$9,818	$10,221	$9,982
04/30/17	$9,985	$10,440	$10,149
05/31/17	$10,235	$10,779	$10,419
06/30/17	$10,311	$10,812	$10,486
07/31/17	$10,749	$11,211	$10,939
08/31/17	$10,950	$11,270	$11,139
09/30/17	$10,844	$11,479	$11,028
10/31/17	$11,127	$11,695	$11,328
11/30/17	$11,172	$11,790	$11,375
12/31/17	$11,617	$12,053	$11,848
01/31/18	$12,394	$12,725	$12,644
02/28/18	$11,912	$12,125	$12,151
03/31/18	$11,756	$11,911	$12,014
04/30/18	$11,700	$12,101	$11,948
05/31/18	$11,345	$11,821	$11,582
06/30/18	$10,881	$11,599	$11,118
07/31/18	$11,151	$11,877	$11,399
08/31/18	$10,937	$11,628	$11,193
09/30/18	$10,869	$11,681	$11,128
10/31/18	$10,051	$10,731	$10,284
11/30/18	$10,439	$10,833	$10,685
12/31/18	$10,209	$10,342	$10,480
01/31/19	$10,960	$11,124	$11,247
02/28/19	$10,961	$11,341	$11,252
03/31/19	$11,009	$11,409	$11,313
04/30/19	$11,229	$11,710	$11,543
05/31/19	$10,553	$11,081	$10,828
06/30/19	$11,097	$11,749	$11,393
07/31/19	$11,009	$11,607	$11,308
08/31/19	$10,581	$11,248	$10,864
09/30/19	$10,812	$11,538	$11,116
10/31/19	$11,193	$11,940	$11,512
11/30/19	$11,020	$12,045	$11,324
12/31/19	$11,660	$12,567	$12,009
01/31/20	$11,045	$12,229	$11,449
02/29/20	$10,455	$11,263	$10,769
03/31/20	$8,993	$9,632	$9,256
04/30/20	$9,796	$10,362	$10,100
05/31/20	$9,775	$10,701	$10,069
06/30/20	$10,252	$11,185	$10,554
07/31/20	$10,967	$11,683	$11,317
08/31/20	$11,101	$12,183	$11,461
09/30/20	$10,940	$11,884	$11,296
10/31/20	$11,025	$11,628	$11,404
11/30/20	$12,040	$13,193	$12,459
12/31/20	$12,880	$13,906	$13,364
01/31/21	$13,075	$13,936	$13,559
02/28/21	$13,209	$14,212	$13,693
03/31/21	$13,364	$14,391	$13,871
04/30/21	$13,595	$14,815	$14,121
05/31/21	$13,942	$15,278	$14,602
06/30/21	$13,942	$15,179	$14,474
07/31/21	$13,342	$14,929	$13,867
08/31/21	$13,786	$15,213	$14,366
09/30/21	$13,483	$14,726	$14,050
10/31/21	$13,475	$15,077	$14,037
11/30/21	$13,176	$14,399	$13,719
12/31/21	$13,660	$14,994	$14,268
01/31/22	$13,400	$14,441	$13,975
02/28/22	$13,218	$14,155	$13,877
03/31/22	$13,073	$14,178	$13,659
04/30/22	$12,395	$13,288	$12,946
05/31/22	$12,363	$13,383	$12,906
06/30/22	$11,514	$12,232	$12,002
07/31/22	$11,574	$12,650	$12,080
08/31/22	$11,498	$12,243	$12,033
09/30/22	$10,473	$11,020	$10,936
10/31/22	$10,296	$11,349	$10,744
11/30/22	$11,503	$12,689	$12,036
12/31/22	$11,282	$12,594	$11,817
01/31/23	$11,964	$13,615	$12,516
02/28/23	$11,428	$13,137	$11,953
03/31/23	$11,714	$13,459	$12,258
04/30/23	$11,733	$13,692	$12,290
05/31/23	$11,487	$13,195	$12,054
06/30/23	$11,780	$13,787	$12,388
07/31/23	$12,308	$14,347	$12,952
08/31/23	$11,758	$13,699	$12,382
09/30/23	$11,628	$13,266	$12,247
10/31/23	$11,279	$12,719	$11,873
11/30/23	$12,127	$13,864	$12,790
12/31/23	$12,596	$14,560	$13,338
01/31/24	$12,198	$14,416	$12,900
02/29/24	$12,729	$14,781	$13,456
03/31/24	$12,741	$15,243	$13,482
04/30/24	$12,726	$14,969	$13,441
05/31/24	$12,879	$15,404	$13,600
06/30/24	$13,240	$15,389	$14,016
07/31/24	$13,404	$15,745	$14,197
08/31/24	$13,615	$16,194	$14,440
09/30/24	$14,329	$16,630	$15,224

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
QEMM	23.23%	5.79%	3.66%
MSCI All Country World ex USA Index	25.35%	7.59%	5.22%
MSCI Emerging Markets Factor Mix A-Series Index	24.30%	6.49%	4.29%

AssetsNet	$ 49,341,552	$ 49,341,552	$ 49,341,552	$ 49,341,552	$ 49,341,552
Holdings Count | Holding	890	890	890	890	890
Advisory Fees Paid, Amount		$ 138,889
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$49,341,552
Number of Portfolio Holdings	890
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$138,889

Holdings [Text Block]

Top Ten Sectors

Sector	% Value of Total Net Assets
Information Technology	21.7%
Financials	21.5%
Consumer Staples	10.6%
Consumer Discretionary	10.6%
Communication Services	8.0%
Industrials	7.2%
Materials	6.9%
Energy	5.1%
Health Care	5.1%
Utilities	3.0%

Material Fund Change [Text Block]
C000141274
Shareholder Report [Line Items]
Fund Name		SPDR MSCI World StrategicFactors ETF
Trading Symbol		QWLD
Security Exchange Name		NYSE
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR MSCI World StrategicFactors ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR MSCI World StrategicFactors ETF	$36	0.31%

Expenses Paid, Amount		$ 36
Expense Ratio, Percent		0.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Index posted positive returns year to date as of September 2024. However, the Index underperformed the MSCI World Index for the same time period. The Index experienced positive returns in all four quarters, and it recorded its best return in Q4 2023.

The reporting period’s market environment was largely driven by speculation about inflation and when and by how much the U.S. Federal Reserve (“the Fed”) and other central banks would begin cutting rates. Alongside this interest rate story was the continuing prospect of an Artificial Intelligence boom, driving up the values of A.I.-related tech and semiconductor companies. And even though markets moved sideways in 3Q24 as investors rotated out of growth and tech stocks and back into value and small cap securities, they could not undo the reporting period’s significant influence driven by those mega-cap high-flyers. With the Fed finally cutting rates in September and by 50 bps, the year-long speculation about the timing of the Fed’s directional shift was finally put to rest, and markets ended the year-long period with significant gains and at the highest levels.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
Line Graph [Table Text Block]
	QWLD	MSCI ACWI IMI Index	MSCI World Factor Mix A-Series Index
09/30/14	$10,000	$10,000	$10,000
10/31/14	$10,162	$10,079	$10,163
11/30/14	$10,373	$10,228	$10,361
12/31/14	$10,252	$10,059	$10,233
01/31/15	$10,169	$9,903	$10,149
02/28/15	$10,667	$10,457	$10,643
03/31/15	$10,514	$10,319	$10,490
04/30/15	$10,710	$10,602	$10,694
05/31/15	$10,726	$10,609	$10,702
06/30/15	$10,480	$10,374	$10,449
07/31/15	$10,735	$10,435	$10,692
08/31/15	$10,117	$9,735	$10,065
09/30/15	$9,875	$9,379	$9,829
10/31/15	$10,607	$10,089	$10,566
11/30/15	$10,536	$10,026	$10,497
12/31/15	$10,442	$9,839	$10,393
01/31/16	$10,016	$9,223	$9,952
02/29/16	$10,069	$9,175	$9,993
03/31/16	$10,703	$9,869	$10,631
04/30/16	$10,809	$10,025	$10,738
05/31/16	$10,830	$10,045	$10,756
06/30/16	$10,879	$9,973	$10,784
07/31/16	$11,279	$10,417	$11,188
08/31/16	$11,188	$10,452	$11,102
09/30/16	$11,235	$10,528	$11,148
10/31/16	$10,978	$10,325	$10,887
11/30/16	$11,041	$10,437	$10,952
12/31/16	$11,312	$10,662	$11,216
01/31/17	$11,537	$10,951	$11,437
02/28/17	$11,910	$11,252	$11,806
03/31/17	$12,017	$11,386	$11,911
04/30/17	$12,173	$11,569	$12,074
05/31/17	$12,471	$11,800	$12,384
06/30/17	$12,446	$11,869	$12,361
07/31/17	$12,697	$12,195	$12,609
08/31/17	$12,757	$12,238	$12,674
09/30/17	$12,980	$12,500	$12,888
10/31/17	$13,248	$12,753	$13,150
11/30/17	$13,587	$13,003	$13,488
12/31/17	$13,743	$13,215	$13,629
01/31/18	$14,356	$13,928	$14,228
02/28/18	$13,797	$13,346	$13,669
03/31/18	$13,589	$13,097	$13,475
04/30/18	$13,663	$13,219	$13,533
05/31/18	$13,747	$13,272	$13,611
06/30/18	$13,745	$13,192	$13,614
07/31/18	$14,207	$13,557	$14,072
08/31/18	$14,427	$13,682	$14,284
09/30/18	$14,529	$13,704	$14,384
10/31/18	$13,621	$12,632	$13,494
11/30/18	$13,813	$12,810	$13,682
12/31/18	$12,859	$11,883	$12,737
01/31/19	$13,746	$12,850	$13,616
02/28/19	$14,201	$13,208	$14,065
03/31/19	$14,441	$13,344	$14,299
04/30/19	$14,847	$13,785	$14,702
05/31/19	$14,155	$12,960	$14,011
06/30/19	$15,001	$13,793	$14,862
07/31/19	$15,100	$13,835	$14,963
08/31/19	$14,944	$13,486	$14,807
09/30/19	$15,254	$13,769	$15,113
10/31/19	$15,630	$14,148	$15,479
11/30/19	$15,971	$14,501	$15,826
12/31/19	$16,414	$15,015	$16,263
01/31/20	$16,395	$14,816	$16,243
02/29/20	$15,035	$13,604	$14,886
03/31/20	$13,296	$11,646	$13,137
04/30/20	$14,502	$12,928	$14,341
05/31/20	$15,104	$13,523	$14,931
06/30/20	$15,286	$13,955	$15,115
07/31/20	$15,816	$14,680	$15,634
08/31/20	$16,633	$15,569	$16,450
09/30/20	$16,150	$15,086	$15,984
10/31/20	$15,662	$14,760	$15,493
11/30/20	$17,488	$16,629	$17,307
12/31/20	$18,081	$17,455	$17,890
01/31/21	$17,802	$17,424	$17,625
02/28/21	$18,168	$17,888	$17,977
03/31/21	$18,990	$18,351	$18,791
04/30/21	$19,697	$19,148	$19,490
05/31/21	$20,183	$19,434	$19,941
06/30/21	$20,385	$19,668	$20,179
07/31/21	$20,831	$19,768	$20,628
08/31/21	$21,315	$20,257	$21,106
09/30/21	$20,373	$19,449	$20,160
10/31/21	$21,308	$20,395	$21,096
11/30/21	$20,864	$19,848	$20,652
12/31/21	$21,932	$20,636	$21,712
01/31/22	$20,889	$19,565	$20,689
02/28/22	$20,387	$19,117	$20,190
03/31/22	$21,048	$19,507	$20,831
04/30/22	$19,677	$17,958	$19,463
05/31/22	$19,745	$17,969	$19,519
06/30/22	$18,319	$16,419	$18,099
07/31/22	$19,390	$17,591	$19,165
08/31/22	$18,621	$16,967	$18,380
09/30/22	$17,065	$15,329	$16,834
10/31/22	$18,225	$16,272	$17,985
11/30/22	$19,582	$17,511	$19,322
12/31/22	$18,996	$16,838	$18,726
01/31/23	$19,965	$18,078	$19,694
02/28/23	$19,417	$17,576	$19,138
03/31/23	$20,112	$18,008	$19,824
04/30/23	$20,584	$18,238	$20,286
05/31/23	$20,228	$18,018	$19,925
06/30/23	$21,234	$19,068	$20,915
07/31/23	$21,853	$19,798	$21,529
08/31/23	$21,460	$19,229	$21,130
09/30/23	$20,716	$18,420	$20,396
10/31/23	$20,250	$17,806	$19,934
11/30/23	$21,824	$19,452	$21,464
12/31/23	$22,770	$20,472	$22,396
01/31/24	$23,186	$20,518	$22,805
02/29/24	$23,903	$21,376	$23,511
03/31/24	$24,669	$22,052	$24,271
04/30/24	$23,812	$21,303	$23,411
05/31/24	$24,796	$22,166	$24,370
06/30/24	$25,048	$22,577	$24,621
07/31/24	$25,714	$23,041	$25,276
08/31/24	$26,640	$23,579	$26,186
09/30/24	$26,802	$24,122	$26,344

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
QWLD	29.37%	11.93%	10.36%
MSCI ACWI IMI Index	30.96%	11.87%	9.20%
MSCI World Factor Mix A-Series Index	29.16%	11.75%	10.17%

AssetsNet	$ 141,671,148	$ 141,671,148	$ 141,671,148	$ 141,671,148	$ 141,671,148
Holdings Count | Holding	1,399	1,399	1,399	1,399	1,399
Advisory Fees Paid, Amount		$ 342,428
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$141,671,148
Number of Portfolio Holdings	1,399
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$342,428

Holdings [Text Block]

Top Ten Sectors

Sector	% Value of Total Net Assets
Information Technology	20.6%
Financials	16.6%
Health Care	14.8%
Industrials	10.5%
Communication Services	10.4%
Consumer Staples	9.5%
Consumer Discretionary	6.7%
Energy	3.4%
Utilities	3.3%
Materials	3.0%

Material Fund Change [Text Block]
C000038337
Shareholder Report [Line Items]
Fund Name		SPDR Portfolio Developed World ex-US ETF
Trading Symbol		SPDW
Security Exchange Name		NYSE
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR Portfolio Developed World ex-US ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Developed World ex-US ETF	$3	0.03%

Expenses Paid, Amount		$ 3
Expense Ratio, Percent		0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The global economy showed signs of resilience during the reporting period, with growth in the services sector offsetting weakness in manufacturing. Although global business activity continued to expand, the rate of expansion slowed. There was notable divergence among the main economies: the United States, Japan, and the United Kingdom all experienced growth, while Eurozone, Canada, and China showed signs of stagnation or contraction. The labor market exhibited signs of cooling, and inflation continued to decline. Ongoing geopolitical issues, particularly in Eastern Europe and Asia, continue to create uncertainty, impacting trade and investment flows. Japan, United Kingdom and Canada were the top contributors to the Fund's return. From a sector perspective, financials, industrials, and information technology were the top contributors to the Fund's performance, while energy, real estate and utilities were the bottom contributors. ASML Holding, SAP SE, and Novo Nordisk were the top contributing companies to the Fund's performance. Nestle, BP and Bayer were the bottom contributors to the Fund's return.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
Line Graph [Table Text Block]
	SPDW	MSCI All Country World ex USA Index	S&P Developed ex-U.S. BMI Index
09/30/14	$10,000	$10,000	$10,000
10/31/14	$9,832	$9,901	$9,824
11/30/14	$9,927	$9,973	$9,913
12/31/14	$9,632	$9,613	$9,623
01/31/15	$9,637	$9,599	$9,605
02/28/15	$10,195	$10,112	$10,157
03/31/15	$10,052	$9,949	$10,020
04/30/15	$10,505	$10,451	$10,481
05/31/15	$10,423	$10,288	$10,399
06/30/15	$10,152	$10,001	$10,123
07/31/15	$10,250	$9,973	$10,213
08/31/15	$9,535	$9,211	$9,519
09/30/15	$9,086	$8,784	$9,084
10/31/15	$9,761	$9,438	$9,747
11/30/15	$9,618	$9,243	$9,608
12/31/15	$9,458	$9,069	$9,466
01/31/16	$8,794	$8,452	$8,810
02/29/16	$8,685	$8,355	$8,701
03/31/16	$9,306	$9,035	$9,331
04/30/16	$9,596	$9,272	$9,620
05/31/16	$9,491	$9,116	$9,519
06/30/16	$9,226	$8,976	$9,242
07/31/16	$9,686	$9,420	$9,713
08/31/16	$9,693	$9,480	$9,716
09/30/16	$9,823	$9,597	$9,856
10/31/16	$9,620	$9,459	$9,638
11/30/16	$9,453	$9,240	$9,463
12/31/16	$9,731	$9,476	$9,746
01/31/17	$10,050	$9,812	$10,061
02/28/17	$10,187	$9,969	$10,203
03/31/17	$10,449	$10,221	$10,459
04/30/17	$10,683	$10,440	$10,694
05/31/17	$11,050	$10,779	$11,075
06/30/17	$11,072	$10,812	$11,096
07/31/17	$11,400	$11,211	$11,431
08/31/17	$11,378	$11,270	$11,429
09/30/17	$11,665	$11,479	$11,717
10/31/17	$11,880	$11,695	$11,923
11/30/17	$11,999	$11,790	$12,058
12/31/17	$12,215	$12,053	$12,291
01/31/18	$12,789	$12,725	$12,862
02/28/18	$12,202	$12,125	$12,264
03/31/18	$12,006	$11,911	$12,089
04/30/18	$12,287	$12,101	$12,348
05/31/18	$12,066	$11,821	$12,129
06/30/18	$11,903	$11,599	$11,945
07/31/18	$12,148	$11,877	$12,174
08/31/18	$11,956	$11,628	$11,996
09/30/18	$12,048	$11,681	$12,072
10/31/18	$11,035	$10,731	$11,033
11/30/18	$11,051	$10,833	$11,049
12/31/18	$10,477	$10,342	$10,469
01/31/19	$11,246	$11,124	$11,243
02/28/19	$11,498	$11,341	$11,503
03/31/19	$11,538	$11,409	$11,533
04/30/19	$11,843	$11,710	$11,834
05/31/19	$11,269	$11,081	$11,245
06/30/19	$11,925	$11,749	$11,894
07/31/19	$11,772	$11,607	$11,736
08/31/19	$11,469	$11,248	$11,439
09/30/19	$11,817	$11,538	$11,769
10/31/19	$12,216	$11,940	$12,180
11/30/19	$12,377	$12,045	$12,335
12/31/19	$12,806	$12,567	$12,783
01/31/20	$12,529	$12,229	$12,501
02/29/20	$11,416	$11,263	$11,377
03/31/20	$9,806	$9,632	$9,739
04/30/20	$10,532	$10,362	$10,493
05/31/20	$11,001	$10,701	$10,988
06/30/20	$11,379	$11,185	$11,360
07/31/20	$11,699	$11,683	$11,702
08/31/20	$12,354	$12,183	$12,342
09/30/20	$12,071	$11,884	$12,062
10/31/20	$11,639	$11,628	$11,630
11/30/20	$13,428	$13,193	$13,403
12/31/20	$14,118	$13,906	$14,135
01/31/21	$14,030	$13,936	$14,017
02/28/21	$14,381	$14,212	$14,366
03/31/21	$14,728	$14,391	$14,688
04/30/21	$15,200	$14,815	$15,168
05/31/21	$15,720	$15,278	$15,629
06/30/21	$15,528	$15,179	$15,496
07/31/21	$15,561	$14,929	$15,556
08/31/21	$15,825	$15,213	$15,827
09/30/21	$15,367	$14,726	$15,345
10/31/21	$15,752	$15,077	$15,726
11/30/21	$14,976	$14,399	$14,946
12/31/21	$15,696	$14,994	$15,672
01/31/22	$14,897	$14,441	$14,835
02/28/22	$14,695	$14,155	$14,633
03/31/22	$14,844	$14,178	$14,778
04/30/22	$13,856	$13,288	$13,775
05/31/22	$13,961	$13,383	$13,859
06/30/22	$12,555	$12,232	$12,477
07/31/22	$13,210	$12,650	$13,139
08/31/22	$12,626	$12,243	$12,560
09/30/22	$11,361	$11,020	$11,288
10/31/22	$11,969	$11,349	$11,888
11/30/22	$13,249	$12,689	$13,149
12/31/22	$13,172	$12,594	$13,084
01/31/23	$14,271	$13,615	$14,164
02/28/23	$13,910	$13,137	$13,795
03/31/23	$14,196	$13,459	$14,080
04/30/23	$14,546	$13,692	$14,412
05/31/23	$13,997	$13,195	$13,861
06/30/23	$14,636	$13,787	$14,475
07/31/23	$15,160	$14,347	$14,996
08/31/23	$14,564	$13,699	$14,406
09/30/23	$14,053	$13,266	$13,887
10/31/23	$13,411	$12,719	$13,243
11/30/23	$14,707	$13,864	$14,532
12/31/23	$15,527	$14,560	$15,370
01/31/24	$15,497	$14,416	$15,320
02/29/24	$15,782	$14,781	$15,608
03/31/24	$16,321	$15,243	$16,156
04/30/24	$15,903	$14,969	$15,698
05/31/24	$16,480	$15,404	$16,249
06/30/24	$16,250	$15,389	$16,016
07/31/24	$16,790	$15,745	$16,553
08/31/24	$17,252	$16,194	$17,011
09/30/24	$17,465	$16,630	$17,214

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SPDW	24.28%	8.13%	5.73%
MSCI All Country World ex USA Index	25.35%	7.59%	5.22%
S&P Developed ex-U.S. BMI Index	23.96%	7.90%	5.58%

AssetsNet	$ 21,778,952,611	$ 21,778,952,611	$ 21,778,952,611	$ 21,778,952,611	$ 21,778,952,611
Holdings Count | Holding	2,426	2,426	2,426	2,426	2,426
Advisory Fees Paid, Amount		$ 5,730,964
InvestmentCompanyPortfolioTurnover		2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$21,778,952,611
Number of Portfolio Holdings	2,426
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$5,730,964

Holdings [Text Block]

Top Ten Sectors

Sector	% Value of Total Net Assets
Financials	20.3%
Industrials	17.6%
Consumer Discretionary	10.8%
Health Care	10.6%
Information Technology	9.8%
Consumer Staples	7.7%
Materials	7.5%
Energy	4.7%
Communication Services	4.2%
Utilities	3.1%

Material Fund Change [Text Block]
C000038347
Shareholder Report [Line Items]
Fund Name		SPDR Portfolio Emerging Markets ETF
Trading Symbol		SPEM
Security Exchange Name		NYSE
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR Portfolio Emerging Markets ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Emerging Markets ETF	$8	0.07%

Expenses Paid, Amount		$ 8
Expense Ratio, Percent		0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by inflation and when and by how much the U.S. Federal Reserve and other central banks would begin cutting rates. Alongside this interest rate story was the continuing prospect of an artificial intelligence boom, driving up the values of A.I.-related tech and semiconductor companies. Risk assets registered positive gains despite pronounced market volatility. Developed markets posted positive returns but underperformed emerging markets (EMs), as EM equites performed strongly, supported by the new stimulus in China. India, Taiwan and China were the top drivers of the Fund's return. Taiwan Semiconductor, Tencent Holdings, and Alibaba Group were the top contributors to the Fund's performance. Wuxi Biologics, Baidu, and Yum China Holdings were the bottom contributors to the Fund's return.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
Line Graph [Table Text Block]
	SPEM	MSCI All Country World ex USA Index	S&P Emerging BMI Index
09/30/14	$10,000	$10,000	$10,000
10/31/14	$10,202	$9,901	$10,156
11/30/14	$10,149	$9,973	$10,085
12/31/14	$9,664	$9,613	$9,600
01/31/15	$9,708	$9,599	$9,636
02/28/15	$10,001	$10,112	$9,907
03/31/15	$9,841	$9,949	$9,753
04/30/15	$10,535	$10,451	$10,489
05/31/15	$10,220	$10,288	$10,208
06/30/15	$9,941	$10,001	$9,951
07/31/15	$9,244	$9,973	$9,248
08/31/15	$8,358	$9,211	$8,354
09/30/15	$8,066	$8,784	$8,080
10/31/15	$8,663	$9,438	$8,693
11/30/15	$8,378	$9,243	$8,433
12/31/15	$8,194	$9,069	$8,277
01/31/16	$7,619	$8,452	$7,659
02/29/16	$7,626	$8,355	$7,682
03/31/16	$8,576	$9,035	$8,640
04/30/16	$8,673	$9,272	$8,729
05/31/16	$8,370	$9,116	$8,446
06/30/16	$8,717	$8,976	$8,772
07/31/16	$9,132	$9,420	$9,190
08/31/16	$9,361	$9,480	$9,430
09/30/16	$9,468	$9,597	$9,536
10/31/16	$9,554	$9,459	$9,621
11/30/16	$9,086	$9,240	$9,164
12/31/16	$9,108	$9,476	$9,184
01/31/17	$9,588	$9,812	$9,655
02/28/17	$9,916	$9,969	$9,988
03/31/17	$10,118	$10,221	$10,200
04/30/17	$10,311	$10,440	$10,429
05/31/17	$10,483	$10,779	$10,601
06/30/17	$10,587	$10,812	$10,702
07/31/17	$11,223	$11,211	$11,352
08/31/17	$11,577	$11,270	$11,693
09/30/17	$11,491	$11,479	$11,627
10/31/17	$11,766	$11,695	$11,929
11/30/17	$11,787	$11,790	$11,960
12/31/17	$12,246	$12,053	$12,417
01/31/18	$13,320	$12,725	$13,483
02/28/18	$12,800	$12,125	$12,926
03/31/18	$12,433	$11,911	$12,598
04/30/18	$12,317	$12,101	$12,492
05/31/18	$11,907	$11,821	$12,129
06/30/18	$11,467	$11,599	$11,650
07/31/18	$11,799	$11,877	$11,965
08/31/18	$11,391	$11,628	$11,541
09/30/18	$11,275	$11,681	$11,381
10/31/18	$10,436	$10,731	$10,515
11/30/18	$10,928	$10,833	$10,999
12/31/18	$10,648	$10,342	$10,703
01/31/19	$11,508	$11,124	$11,533
02/28/19	$11,536	$11,341	$11,618
03/31/19	$11,698	$11,409	$11,818
04/30/19	$11,953	$11,710	$12,069
05/31/19	$11,234	$11,081	$11,351
06/30/19	$11,863	$11,749	$11,976
07/31/19	$11,773	$11,607	$11,896
08/31/19	$11,253	$11,248	$11,358
09/30/19	$11,408	$11,538	$11,511
10/31/19	$11,858	$11,940	$11,964
11/30/19	$11,874	$12,045	$11,980
12/31/19	$12,665	$12,567	$12,785
01/31/20	$12,051	$12,229	$12,235
02/29/20	$11,509	$11,263	$11,606
03/31/20	$9,611	$9,632	$9,635
04/30/20	$10,509	$10,362	$10,554
05/31/20	$10,613	$10,701	$10,685
06/30/20	$11,418	$11,185	$11,489
07/31/20	$12,350	$11,683	$12,450
08/31/20	$12,664	$12,183	$12,785
09/30/20	$12,385	$11,884	$12,502
10/31/20	$12,621	$11,628	$12,755
11/30/20	$13,737	$13,193	$13,883
12/31/20	$14,577	$13,906	$14,726
01/31/21	$14,980	$13,936	$15,147
02/28/21	$15,190	$14,212	$15,374
03/31/21	$15,004	$14,391	$15,133
04/30/21	$15,426	$14,815	$15,573
05/31/21	$15,659	$15,278	$15,970
06/30/21	$15,875	$15,179	$16,040
07/31/21	$14,904	$14,929	$15,071
08/31/21	$15,359	$15,213	$15,509
09/30/21	$14,908	$14,726	$15,022
10/31/21	$15,057	$15,077	$15,169
11/30/21	$14,520	$14,399	$14,633
12/31/21	$14,778	$14,994	$14,865
01/31/22	$14,681	$14,441	$14,724
02/28/22	$14,078	$14,155	$14,218
03/31/22	$13,839	$14,178	$13,890
04/30/22	$13,064	$13,288	$13,138
05/31/22	$13,115	$13,383	$13,139
06/30/22	$12,460	$12,232	$12,446
07/31/22	$12,375	$12,650	$12,384
08/31/22	$12,500	$12,243	$12,560
09/30/22	$11,255	$11,020	$11,272
10/31/22	$10,883	$11,349	$10,872
11/30/22	$12,309	$12,689	$12,313
12/31/22	$12,155	$12,594	$12,179
01/31/23	$12,996	$13,615	$12,989
02/28/23	$12,259	$13,137	$12,264
03/31/23	$12,563	$13,459	$12,525
04/30/23	$12,484	$13,692	$12,460
05/31/23	$12,208	$13,195	$12,202
06/30/23	$12,747	$13,787	$12,720
07/31/23	$13,494	$14,347	$13,492
08/31/23	$12,786	$13,699	$12,802
09/30/23	$12,542	$13,266	$12,561
10/31/23	$12,108	$12,719	$12,114
11/30/23	$12,963	$13,864	$12,983
12/31/23	$13,406	$14,560	$13,453
01/31/24	$12,913	$14,416	$12,986
02/29/24	$13,462	$14,781	$13,527
03/31/24	$13,670	$15,243	$13,726
04/30/24	$13,883	$14,969	$13,948
05/31/24	$14,052	$15,404	$14,107
06/30/24	$14,441	$15,389	$14,520
07/31/24	$14,532	$15,745	$14,591
08/31/24	$14,803	$16,194	$14,880
09/30/24	$15,954	$16,630	$16,024

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SPEM	27.21%	6.94%	4.78%
MSCI All Country World ex USA Index	25.35%	7.59%	5.22%
S&P Emerging BMI Index	27.57%	6.84%	4.83%

AssetsNet	$ 10,129,116,813	$ 10,129,116,813	$ 10,129,116,813	$ 10,129,116,813	$ 10,129,116,813
Holdings Count | Holding	3,163	3,163	3,163	3,163	3,163
Advisory Fees Paid, Amount		$ 5,940,951
InvestmentCompanyPortfolioTurnover		2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$10,129,116,813
Number of Portfolio Holdings	3,163
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$5,940,951

Holdings [Text Block]

Top Ten Sectors

Sector	% Value of Total Net Assets
Financials	21.8%
Information Technology	18.9%
Consumer Discretionary	13.7%
Industrials	8.5%
Communication Services	8.5%
Materials	7.6%
Consumer Staples	5.7%
Energy	4.9%
Health Care	4.4%
Utilities	3.5%

Material Fund Change [Text Block]
C000017549
Shareholder Report [Line Items]
Fund Name		SPDR Portfolio Europe ETF
Trading Symbol		SPEU
Security Exchange Name		NYSE
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR Portfolio Europe ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Europe ETF	$8	0.07%

Expenses Paid, Amount		$ 8
Expense Ratio, Percent		0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

European equities trended higher over the Q4 2023. The eurozone recorded sharp declines in inflation, raising prospects of rate cuts. Eurozone inflation in November was 2.9%, compared to 10.1% the previous year. During Q1 2024 inflation fell more than expected in March to 2.4%, a result of easing cost in the grocery aisle and as the overall price rises headed down in the two biggest economies – Germany and France. Meanwhile, core inflation, which excludes volatile food and energy costs, eased to 2.9% from 3.1% in February. The MSCI Europe Index (USD) was barely positive at 0.6% during the quarter as concerns around elections in France impacted the overall performance of European equities in Q2 2024. The Bank of England (BoE) refrained from cutting rates in June to exercise caution and keep inflation under control. European equities had a strong quarter during Q3 2024 with top performers in the region being South Africa, Ireland and Belgium while Denmark and the Netherlands were the only underperformers. The European Central Bank (ECB) delivered its second rate cut in September, taking interest rates to 3.5%, while the BoE embarked on its own easing cycle with a 25-bps cut at its August meeting.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
Line Graph [Table Text Block]
	SPEU	MSCI All Country World ex USA Index	STOXX Europe Total Market Index
09/30/14	$10,000	$10,000	$10,000
10/31/14	$9,704	$9,901	$9,704
11/30/14	$9,927	$9,973	$9,930
12/31/14	$9,424	$9,613	$9,420
01/31/15	$9,365	$9,599	$9,360
02/28/15	$9,920	$10,112	$9,919
03/31/15	$9,651	$9,949	$9,645
04/30/15	$10,124	$10,451	$10,115
05/31/15	$10,002	$10,288	$9,986
06/30/15	$9,710	$10,001	$9,694
07/31/15	$10,056	$9,973	$10,045
08/31/15	$9,283	$9,211	$9,272
09/30/15	$8,864	$8,784	$8,850
10/31/15	$9,483	$9,438	$9,473
11/30/15	$9,292	$9,243	$9,283
12/31/15	$9,016	$9,069	$9,008
01/31/16	$8,415	$8,452	$8,406
02/29/16	$8,187	$8,355	$8,177
03/31/16	$8,600	$9,035	$8,587
04/30/16	$8,897	$9,272	$8,881
05/31/16	$8,881	$9,116	$8,862
06/30/16	$8,592	$8,976	$8,575
07/31/16	$8,849	$9,420	$8,836
08/31/16	$8,804	$9,480	$8,795
09/30/16	$8,827	$9,597	$8,818
10/31/16	$8,529	$9,459	$8,520
11/30/16	$8,326	$9,240	$8,319
12/31/16	$8,807	$9,476	$8,803
01/31/17	$8,932	$9,812	$8,929
02/28/17	$9,085	$9,969	$9,086
03/31/17	$9,467	$10,221	$9,466
04/30/17	$9,740	$10,440	$9,736
05/31/17	$10,261	$10,779	$10,247
06/30/17	$10,112	$10,812	$10,100
07/31/17	$10,318	$11,211	$10,309
08/31/17	$10,278	$11,270	$10,305
09/30/17	$10,666	$11,479	$10,695
10/31/17	$10,687	$11,695	$10,719
11/30/17	$10,735	$11,790	$10,767
12/31/17	$10,888	$12,053	$10,924
01/31/18	$11,418	$12,725	$11,458
02/28/18	$10,615	$12,125	$10,652
03/31/18	$10,495	$11,911	$10,524
04/30/18	$10,799	$12,101	$10,825
05/31/18	$10,402	$11,821	$10,418
06/30/18	$10,401	$11,599	$10,415
07/31/18	$10,839	$11,877	$10,859
08/31/18	$10,411	$11,628	$10,420
09/30/18	$10,486	$11,681	$10,498
10/31/18	$9,840	$10,731	$9,851
11/30/18	$9,810	$10,833	$9,822
12/31/18	$9,328	$10,342	$9,337
01/31/19	$9,834	$11,124	$9,847
02/28/19	$10,235	$11,341	$10,254
03/31/19	$10,432	$11,409	$10,450
04/30/19	$10,745	$11,710	$10,761
05/31/19	$10,277	$11,081	$10,264
06/30/19	$10,980	$11,749	$10,971
07/31/19	$10,740	$11,607	$10,735
08/31/19	$10,513	$11,248	$10,509
09/30/19	$10,731	$11,538	$10,744
10/31/19	$11,096	$11,940	$11,113
11/30/19	$11,288	$12,045	$11,308
12/31/19	$11,756	$12,567	$11,780
01/31/20	$11,465	$12,229	$11,476
02/29/20	$10,412	$11,263	$10,415
03/31/20	$8,844	$9,632	$8,838
04/30/20	$9,420	$10,362	$9,415
05/31/20	$9,893	$10,701	$9,889
06/30/20	$10,277	$11,185	$10,274
07/31/20	$10,729	$11,683	$10,725
08/31/20	$11,198	$12,183	$11,197
09/30/20	$10,831	$11,884	$10,826
10/31/20	$10,237	$11,628	$10,212
11/30/20	$11,986	$13,193	$11,969
12/31/20	$12,601	$13,906	$12,584
01/31/21	$12,428	$13,936	$12,411
02/28/21	$12,743	$14,212	$12,730
03/31/21	$13,118	$14,391	$13,105
04/30/21	$13,750	$14,815	$13,732
05/31/21	$14,342	$15,278	$14,306
06/30/21	$14,089	$15,179	$14,069
07/31/21	$14,395	$14,929	$14,376
08/31/21	$14,650	$15,213	$14,633
09/30/21	$13,916	$14,726	$13,893
10/31/21	$14,533	$15,077	$14,508
11/30/21	$13,768	$14,399	$13,742
12/31/21	$14,646	$14,994	$14,624
01/31/22	$13,875	$14,441	$13,850
02/28/22	$13,447	$14,155	$13,421
03/31/22	$13,462	$14,178	$13,429
04/30/22	$12,664	$13,288	$12,624
05/31/22	$12,754	$13,383	$12,703
06/30/22	$11,422	$12,232	$11,371
07/31/22	$12,015	$12,650	$11,966
08/31/22	$11,240	$12,243	$11,189
09/30/22	$10,212	$11,020	$10,158
10/31/22	$10,958	$11,349	$10,905
11/30/22	$12,193	$12,689	$12,139
12/31/22	$12,225	$12,594	$12,169
01/31/23	$13,271	$13,615	$13,215
02/28/23	$13,208	$13,137	$13,152
03/31/23	$13,457	$13,459	$13,397
04/30/23	$14,013	$13,692	$13,943
05/31/23	$13,215	$13,195	$13,128
06/30/23	$13,839	$13,787	$13,741
07/31/23	$14,294	$14,347	$14,193
08/31/23	$13,703	$13,699	$13,607
09/30/23	$13,138	$13,266	$13,042
10/31/23	$12,632	$12,719	$12,535
11/30/23	$13,916	$13,864	$13,814
12/31/23	$14,665	$14,560	$14,560
01/31/24	$14,602	$14,416	$14,499
02/29/24	$14,807	$14,781	$14,706
03/31/24	$15,368	$15,243	$15,260
04/30/24	$15,092	$14,969	$14,974
05/31/24	$15,880	$15,404	$15,743
06/30/24	$15,477	$15,389	$15,338
07/31/24	$15,863	$15,745	$15,720
08/31/24	$16,465	$16,194	$16,313
09/30/24	$16,553	$16,630	$16,399

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SPEU	25.99%	9.05%	5.17%
MSCI All Country World ex USA Index	25.35%	7.59%	5.22%
STOXX Europe Total Market IndexFootnote Reference(1)	25.74%	8.82%	5.07%

AssetsNet	$ 461,164,041	$ 461,164,041	$ 461,164,041	$ 461,164,041	$ 461,164,041
Holdings Count | Holding	1,830	1,830	1,830	1,830	1,830
Advisory Fees Paid, Amount		$ 196,362
InvestmentCompanyPortfolioTurnover		5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$461,164,041
Number of Portfolio Holdings	1,830
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$196,362

Holdings [Text Block]

Top Ten Sectors

Sector	% Value of Total Net Assets
Financials	19.4%
Industrials	17.8%
Health Care	14.8%
Consumer Staples	9.9%
Consumer Discretionary	9.8%
Information Technology	7.4%
Materials	6.3%
Energy	4.7%
Utilities	4.0%
Communication Services	3.5%

Material Fund Change [Text Block]
C000110424
Shareholder Report [Line Items]
Fund Name		SPDR Portfolio MSCI Global Stock Market ETF
Trading Symbol		SPGM
Security Exchange Name		NYSE
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR Portfolio MSCI Global Stock Market ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio MSCI Global Stock Market ETF	$10	0.09%

Expenses Paid, Amount		$ 10
Expense Ratio, Percent		0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by speculation about inflation and when and by how much the U.S. Federal Reserve (the "Fed") and other central banks would begin cutting rates. Alongside this interest rate story was the continuing prospect of an artificial intelligence boom, driving up the values of A.I.-related tech and semiconductor companies. And even though markets moved sideways in Q3 2024 as investors rotated out of growth and tech stocks and back into value and small cap securities, they could not undo the reporting period’s significant influence driven by those mega-cap high-flyers. With the Fed finally cutting rates in September and by 50 bps, the year-long speculation about the timing of the Fed’s directional shift was finally put to rest, and markets ended the year-long period with significant gains and at the highest levels.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
Line Graph [Table Text Block]
	SPGM	MSCI ACWI IMI Index
09/30/14	$10,000	$10,000
10/31/14	$10,095	$10,079
11/30/14	$10,277	$10,228
12/31/14	$10,127	$10,059
01/31/15	$9,978	$9,903
02/28/15	$10,531	$10,457
03/31/15	$10,359	$10,319
04/30/15	$10,650	$10,602
05/31/15	$10,653	$10,609
06/30/15	$10,418	$10,374
07/31/15	$10,493	$10,435
08/31/15	$9,794	$9,735
09/30/15	$9,439	$9,379
10/31/15	$10,202	$10,089
11/30/15	$10,148	$10,026
12/31/15	$9,955	$9,839
01/31/16	$9,369	$9,223
02/29/16	$9,339	$9,175
03/31/16	$10,013	$9,869
04/30/16	$10,182	$10,025
05/31/16	$10,201	$10,045
06/30/16	$10,130	$9,973
07/31/16	$10,565	$10,417
08/31/16	$10,624	$10,452
09/30/16	$10,685	$10,528
10/31/16	$10,501	$10,325
11/30/16	$10,646	$10,437
12/31/16	$10,834	$10,662
01/31/17	$11,116	$10,951
02/28/17	$11,427	$11,252
03/31/17	$11,544	$11,386
04/30/17	$11,721	$11,569
05/31/17	$11,952	$11,800
06/30/17	$12,036	$11,869
07/31/17	$12,362	$12,195
08/31/17	$12,372	$12,238
09/30/17	$12,670	$12,500
10/31/17	$12,922	$12,753
11/30/17	$13,209	$13,003
12/31/17	$13,429	$13,215
01/31/18	$14,148	$13,928
02/28/18	$13,529	$13,346
03/31/18	$13,242	$13,097
04/30/18	$13,393	$13,219
05/31/18	$13,402	$13,272
06/30/18	$13,299	$13,192
07/31/18	$13,734	$13,557
08/31/18	$13,872	$13,682
09/30/18	$13,959	$13,704
10/31/18	$12,897	$12,632
11/30/18	$13,086	$12,810
12/31/18	$12,142	$11,883
01/31/19	$13,093	$12,850
02/28/19	$13,440	$13,208
03/31/19	$13,609	$13,344
04/30/19	$14,078	$13,785
05/31/19	$13,219	$12,960
06/30/19	$14,066	$13,793
07/31/19	$14,114	$13,835
08/31/19	$13,753	$13,486
09/30/19	$14,062	$13,769
10/31/19	$14,426	$14,148
11/30/19	$14,810	$14,501
12/31/19	$15,337	$15,015
01/31/20	$15,087	$14,816
02/29/20	$13,866	$13,604
03/31/20	$11,964	$11,646
04/30/20	$13,251	$12,928
05/31/20	$13,774	$13,523
06/30/20	$14,247	$13,955
07/31/20	$14,987	$14,680
08/31/20	$15,988	$15,569
09/30/20	$15,485	$15,086
10/31/20	$15,110	$14,760
11/30/20	$17,002	$16,629
12/31/20	$17,820	$17,455
01/31/21	$17,825	$17,424
02/28/21	$18,367	$17,888
03/31/21	$18,917	$18,351
04/30/21	$19,705	$19,148
05/31/21	$20,049	$19,434
06/30/21	$20,243	$19,668
07/31/21	$20,357	$19,768
08/31/21	$20,866	$20,257
09/30/21	$20,019	$19,449
10/31/21	$21,047	$20,395
11/30/21	$20,518	$19,848
12/31/21	$21,383	$20,636
01/31/22	$20,402	$19,565
02/28/22	$19,849	$19,117
03/31/22	$20,304	$19,507
04/30/22	$18,723	$17,958
05/31/22	$18,744	$17,969
06/30/22	$17,137	$16,419
07/31/22	$18,305	$17,591
08/31/22	$17,699	$16,967
09/30/22	$16,007	$15,329
10/31/22	$17,056	$16,272
11/30/22	$18,336	$17,511
12/31/22	$17,633	$16,838
01/31/23	$18,919	$18,078
02/28/23	$18,368	$17,576
03/31/23	$18,839	$18,008
04/30/23	$19,107	$18,238
05/31/23	$18,873	$18,018
06/30/23	$19,982	$19,068
07/31/23	$20,749	$19,798
08/31/23	$20,121	$19,229
09/30/23	$19,282	$18,420
10/31/23	$18,639	$17,806
11/30/23	$20,331	$19,452
12/31/23	$21,396	$20,472
01/31/24	$21,480	$20,518
02/29/24	$22,364	$21,376
03/31/24	$23,028	$22,052
04/30/24	$22,309	$21,303
05/31/24	$23,217	$22,166
06/30/24	$23,673	$22,577
07/31/24	$24,126	$23,041
08/31/24	$24,688	$23,579
09/30/24	$25,223	$24,122

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SPGM	30.81%	12.40%	9.69%
MSCI ACWI IMI Index	30.96%	11.87%	9.20%

AssetsNet	$ 896,003,501	$ 896,003,501	$ 896,003,501	$ 896,003,501	$ 896,003,501
Holdings Count | Holding	2,680	2,680	2,680	2,680	2,680
Advisory Fees Paid, Amount		$ 671,340
InvestmentCompanyPortfolioTurnover		4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$896,003,501
Number of Portfolio Holdings	2,680
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$671,340

Holdings [Text Block]

Top Ten Sectors

Sector	% Value of Total Net Assets
Information Technology	23.0%
Financials	16.2%
Industrials	11.8%
Health Care	11.2%
Consumer Discretionary	11.0%
Communication Services	7.4%
Consumer Staples	6.0%
Materials	4.1%
Energy	4.1%
Utilities	2.3%

Material Fund Change [Text Block]
C000038345
Shareholder Report [Line Items]
Fund Name		SPDR S&P Emerging Asia Pacific ETF
Trading Symbol		GMF
Security Exchange Name		NYSE
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR S&P Emerging Asia Pacific ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Emerging Asia Pacific ETF	$56	0.49%

Expenses Paid, Amount		$ 56
Expense Ratio, Percent		0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Index rallied 5.9% in Q4 of 2023 as recession concerns eased and growing anticipation of a potential policy easing. Asia Pacific had a strong showing, with the exception of China, where the lackluster recovery from COVID restrictions as well as real estate woes soured investor sentiment. The Index gained 2.7% in Q1 of 2024 as risk assets advanced due to resilient macroeconomic data and strong earnings. However, China was the only underperformer as it continued to struggle without any meaningful policy stimulus. The Index pushed ahead by gaining another 8.7% in Q2 of 2024 driven by favorable performance from risk assets, solid earnings, resilient economy, and favorable inflation data. China’s economy bounced back, increasing investor confidence in its resilience with Materials, Industrials, and Communication Services sectors leading the way. Taiwan benefitted from developments in Artificial Intelligence. The Index delivered the best quarter of the fiscal year by adding another 11.6%. China’s equities rallied as Chinese policymakers announced significant measures to revive and stimulate its economy, majorly through interest rate cuts and government support for the ailing property market, boosting the losing investor confidence.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
Line Graph [Table Text Block]
	GMF	MSCI All Country World ex USA Index	S&P Asia Pacific Emerging BMI Index
09/30/14	$10,000	$10,000	$10,000
10/31/14	$10,279	$9,901	$10,235
11/30/14	$10,344	$9,973	$10,315
12/31/14	$10,077	$9,613	$10,107
01/31/15	$10,322	$9,599	$10,340
02/28/15	$10,554	$10,112	$10,555
03/31/15	$10,571	$9,949	$10,588
04/30/15	$11,272	$10,451	$11,317
05/31/15	$11,155	$10,288	$11,217
06/30/15	$10,737	$10,001	$10,793
07/31/15	$9,982	$9,973	$9,982
08/31/15	$8,971	$9,211	$8,960
09/30/15	$8,785	$8,784	$8,779
10/31/15	$9,523	$9,438	$9,519
11/30/15	$9,333	$9,243	$9,335
12/31/15	$9,283	$9,069	$9,311
01/31/16	$8,488	$8,452	$8,504
02/29/16	$8,409	$8,355	$8,413
03/31/16	$9,282	$9,035	$9,287
04/30/16	$9,187	$9,272	$9,205
05/31/16	$9,158	$9,116	$9,175
06/30/16	$9,383	$8,976	$9,397
07/31/16	$9,791	$9,420	$9,815
08/31/16	$10,189	$9,480	$10,236
09/30/16	$10,299	$9,597	$10,346
10/31/16	$10,226	$9,459	$10,278
11/30/16	$9,882	$9,240	$9,925
12/31/16	$9,708	$9,476	$9,754
01/31/17	$10,244	$9,812	$10,268
02/28/17	$10,675	$9,969	$10,703
03/31/17	$10,999	$10,221	$11,009
04/30/17	$11,208	$10,440	$11,262
05/31/17	$11,541	$10,779	$11,574
06/30/17	$11,747	$10,812	$11,784
07/31/17	$12,425	$11,211	$12,468
08/31/17	$12,728	$11,270	$12,756
09/30/17	$12,670	$11,479	$12,713
10/31/17	$13,201	$11,695	$13,264
11/30/17	$13,226	$11,790	$13,315
12/31/17	$13,599	$12,053	$13,701
01/31/18	$14,767	$12,725	$14,844
02/28/18	$14,026	$12,125	$14,112
03/31/18	$13,687	$11,911	$13,782
04/30/18	$13,660	$12,101	$13,749
05/31/18	$13,641	$11,821	$13,734
06/30/18	$13,097	$11,599	$13,141
07/31/18	$13,270	$11,877	$13,304
08/31/18	$13,113	$11,628	$13,095
09/30/18	$12,750	$11,681	$12,685
10/31/18	$11,498	$10,731	$11,425
11/30/18	$12,146	$10,833	$12,116
12/31/18	$11,739	$10,342	$11,730
01/31/19	$12,465	$11,124	$12,386
02/28/19	$12,707	$11,341	$12,693
03/31/19	$13,142	$11,409	$13,111
04/30/19	$13,408	$11,710	$13,340
05/31/19	$12,397	$11,081	$12,352
06/30/19	$13,062	$11,749	$13,000
07/31/19	$12,915	$11,607	$12,865
08/31/19	$12,452	$11,248	$12,416
09/30/19	$12,551	$11,538	$12,554
10/31/19	$13,070	$11,940	$13,084
11/30/19	$13,189	$12,045	$13,182
12/31/19	$13,976	$12,567	$13,970
01/31/20	$13,294	$12,229	$13,390
02/29/20	$13,102	$11,263	$13,087
03/31/20	$11,442	$9,632	$11,387
04/30/20	$12,551	$10,362	$12,490
05/31/20	$12,538	$10,701	$12,507
06/30/20	$13,610	$11,185	$13,554
07/31/20	$14,847	$11,683	$14,792
08/31/20	$15,339	$12,183	$15,349
09/30/20	$15,039	$11,884	$15,045
10/31/20	$15,567	$11,628	$15,571
11/30/20	$16,621	$13,193	$16,611
12/31/20	$17,511	$13,906	$17,485
01/31/21	$18,251	$13,936	$18,235
02/28/21	$18,538	$14,212	$18,553
03/31/21	$17,988	$14,391	$17,971
04/30/21	$18,391	$14,815	$18,475
05/31/21	$18,415	$15,278	$18,728
06/30/21	$18,642	$15,179	$18,800
07/31/21	$17,276	$14,929	$17,405
08/31/21	$17,804	$15,213	$17,953
09/30/21	$17,254	$14,726	$17,418
10/31/21	$17,538	$15,077	$17,684
11/30/21	$17,077	$14,399	$17,203
12/31/21	$17,251	$14,994	$17,365
01/31/22	$16,868	$14,441	$16,946
02/28/22	$16,299	$14,155	$16,464
03/31/22	$15,732	$14,178	$15,912
04/30/22	$14,949	$13,288	$15,138
05/31/22	$14,952	$13,383	$15,115
06/30/22	$14,624	$12,232	$14,715
07/31/22	$14,352	$12,650	$14,454
08/31/22	$14,464	$12,243	$14,665
09/30/22	$12,868	$11,020	$12,984
10/31/22	$12,034	$11,349	$12,117
11/30/22	$14,092	$12,689	$14,177
12/31/22	$13,973	$12,594	$14,099
01/31/23	$15,045	$13,615	$15,107
02/28/23	$14,131	$13,137	$14,223
03/31/23	$14,548	$13,459	$14,588
04/30/23	$14,229	$13,692	$14,337
05/31/23	$14,001	$13,195	$14,078
06/30/23	$14,467	$13,787	$14,513
07/31/23	$15,354	$14,347	$15,378
08/31/23	$14,573	$13,699	$14,617
09/30/23	$14,319	$13,266	$14,368
10/31/23	$13,815	$12,719	$13,874
11/30/23	$14,658	$13,864	$14,791
12/31/23	$15,075	$14,560	$15,220
01/31/24	$14,483	$14,416	$14,623
02/29/24	$15,251	$14,781	$15,355
03/31/24	$15,460	$15,243	$15,631
04/30/24	$15,762	$14,969	$16,030
05/31/24	$16,199	$15,404	$16,362
06/30/24	$16,756	$15,389	$16,984
07/31/24	$16,772	$15,745	$16,991
08/31/24	$17,047	$16,194	$17,334
09/30/24	$18,581	$16,630	$18,949

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
GMF	29.77%	8.16%	6.39%
MSCI All Country World ex USA Index	25.35%	7.59%	5.22%
S&P Asia Pacific Emerging BMI Index	31.88%	8.58%	6.60%

AssetsNet	$ 341,353,442	$ 341,353,442	$ 341,353,442	$ 341,353,442	$ 341,353,442
Holdings Count | Holding	1,279	1,279	1,279	1,279	1,279
Advisory Fees Paid, Amount		$ 1,611,234
InvestmentCompanyPortfolioTurnover		5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$341,353,442
Number of Portfolio Holdings	1,279
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$1,611,234

Holdings [Text Block]

Top Ten Sectors

Sector	% Value of Total Net Assets
Information Technology	24.4%
Financials	19.0%
Consumer Discretionary	15.7%
Communication Services	9.0%
Industrials	8.4%
Materials	5.8%
Health Care	5.5%
Consumer Staples	5.0%
Energy	4.3%
Utilities	2.8%

Material Fund Change [Text Block]
C000060582
Shareholder Report [Line Items]
Fund Name		SPDR S&P Emerging Markets Small Cap ETF
Trading Symbol		EWX
Security Exchange Name		NYSE
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR S&P Emerging Markets Small Cap ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Emerging Markets Small Cap ETF	$72	0.65%

Expenses Paid, Amount		$ 72
Expense Ratio, Percent		0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Emerging Market small cap equities rallied about 7% in September to end the reporting period up over 20%. The U.S. Federal Reserve 0.50% cut and a series of measures by the Chinese authorities to stimulate growth caused the USD strength to wane, which further added to the momentum of the September rally. Due to the tremendous growth of its economy, India was the best performing country over the reporting period.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
Line Graph [Table Text Block]
	EWX	MSCI All Country World ex USA Index	S&P Emerging Markets Under USD2 Billion Index
09/30/14	$10,000	$10,000	$10,000
10/31/14	$9,845	$9,901	$9,813
11/30/14	$9,732	$9,973	$9,709
12/31/14	$9,392	$9,613	$9,408
01/31/15	$9,412	$9,599	$9,422
02/28/15	$9,585	$10,112	$9,621
03/31/15	$9,484	$9,949	$9,532
04/30/15	$10,095	$10,451	$10,165
05/31/15	$10,046	$10,288	$10,168
06/30/15	$9,579	$10,001	$9,677
07/31/15	$8,897	$9,973	$8,952
08/31/15	$7,967	$9,211	$8,011
09/30/15	$7,862	$8,784	$7,913
10/31/15	$8,457	$9,438	$8,508
11/30/15	$8,249	$9,243	$8,280
12/31/15	$8,243	$9,069	$8,283
01/31/16	$7,563	$8,452	$7,596
02/29/16	$7,735	$8,355	$7,745
03/31/16	$8,504	$9,035	$8,510
04/30/16	$8,612	$9,272	$8,638
05/31/16	$8,280	$9,116	$8,341
06/30/16	$8,588	$8,976	$8,633
07/31/16	$9,024	$9,420	$9,082
08/31/16	$9,237	$9,480	$9,251
09/30/16	$9,330	$9,597	$9,308
10/31/16	$9,389	$9,459	$9,349
11/30/16	$8,975	$9,240	$8,934
12/31/16	$8,957	$9,476	$8,933
01/31/17	$9,420	$9,812	$9,377
02/28/17	$9,895	$9,969	$9,828
03/31/17	$10,122	$10,221	$10,056
04/30/17	$10,257	$10,440	$10,192
05/31/17	$10,245	$10,779	$10,198
06/30/17	$10,404	$10,812	$10,350
07/31/17	$10,798	$11,211	$10,749
08/31/17	$11,087	$11,270	$11,037
09/30/17	$11,053	$11,479	$11,037
10/31/17	$11,361	$11,695	$11,378
11/30/17	$11,408	$11,790	$11,435
12/31/17	$11,822	$12,053	$11,831
01/31/18	$12,471	$12,725	$12,409
02/28/18	$12,036	$12,125	$11,995
03/31/18	$11,824	$11,911	$11,806
04/30/18	$11,723	$12,101	$11,661
05/31/18	$11,603	$11,821	$11,532
06/30/18	$10,951	$11,599	$10,894
07/31/18	$11,064	$11,877	$11,002
08/31/18	$10,774	$11,628	$10,692
09/30/18	$10,336	$11,681	$10,249
10/31/18	$9,480	$10,731	$9,368
11/30/18	$9,904	$10,833	$9,790
12/31/18	$9,636	$10,342	$9,556
01/31/19	$10,286	$11,124	$10,180
02/28/19	$10,458	$11,341	$10,389
03/31/19	$10,530	$11,409	$10,460
04/30/19	$10,624	$11,710	$10,545
05/31/19	$10,162	$11,081	$10,093
06/30/19	$10,616	$11,749	$10,552
07/31/19	$10,703	$11,607	$10,629
08/31/19	$10,262	$11,248	$10,185
09/30/19	$10,328	$11,538	$10,240
10/31/19	$10,651	$11,940	$10,551
11/30/19	$10,571	$12,045	$10,477
12/31/19	$11,153	$12,567	$11,059
01/31/20	$10,691	$12,229	$10,698
02/29/20	$10,092	$11,263	$10,050
03/31/20	$7,954	$9,632	$7,907
04/30/20	$9,014	$10,362	$8,963
05/31/20	$9,166	$10,701	$9,175
06/30/20	$10,008	$11,185	$9,980
07/31/20	$10,769	$11,683	$10,720
08/31/20	$11,108	$12,183	$11,102
09/30/20	$10,818	$11,884	$10,824
10/31/20	$10,766	$11,628	$10,774
11/30/20	$12,114	$13,193	$12,157
12/31/20	$12,879	$13,906	$12,933
01/31/21	$12,781	$13,936	$12,878
02/28/21	$13,569	$14,212	$13,694
03/31/21	$13,711	$14,391	$13,829
04/30/21	$14,591	$14,815	$14,702
05/31/21	$14,710	$15,278	$14,950
06/30/21	$15,267	$15,179	$15,459
07/31/21	$14,968	$14,929	$15,204
08/31/21	$15,190	$15,213	$15,456
09/30/21	$14,765	$14,726	$14,951
10/31/21	$14,803	$15,077	$15,030
11/30/21	$14,579	$14,399	$14,800
12/31/21	$15,046	$14,994	$15,304
01/31/22	$14,540	$14,441	$14,789
02/28/22	$14,267	$14,155	$14,468
03/31/22	$14,542	$14,178	$14,716
04/30/22	$13,698	$13,288	$13,865
05/31/22	$13,584	$13,383	$13,711
06/30/22	$12,467	$12,232	$12,588
07/31/22	$12,676	$12,650	$12,817
08/31/22	$12,999	$12,243	$13,203
09/30/22	$11,764	$11,020	$11,950
10/31/22	$11,674	$11,349	$11,859
11/30/22	$12,859	$12,689	$13,073
12/31/22	$12,859	$12,594	$13,063
01/31/23	$13,601	$13,615	$13,808
02/28/23	$13,249	$13,137	$13,462
03/31/23	$13,249	$13,459	$13,452
04/30/23	$13,369	$13,692	$13,588
05/31/23	$13,360	$13,195	$13,607
06/30/23	$13,879	$13,787	$14,157
07/31/23	$14,643	$14,347	$14,939
08/31/23	$14,360	$13,699	$14,673
09/30/23	$14,176	$13,266	$14,507
10/31/23	$13,675	$12,719	$13,991
11/30/23	$14,739	$13,864	$15,120
12/31/23	$15,119	$14,560	$15,566
01/31/24	$14,608	$14,416	$15,091
02/29/24	$15,114	$14,781	$15,604
03/31/24	$15,025	$15,243	$15,432
04/30/24	$15,377	$14,969	$15,836
05/31/24	$15,458	$15,404	$15,930
06/30/24	$15,738	$15,389	$16,244
07/31/24	$15,755	$15,745	$16,303
08/31/24	$16,014	$16,194	$16,623
09/30/24	$17,098	$16,630	$17,813

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
EWX	20.61%	10.61%	5.51%
MSCI All Country World ex USA Index	25.35%	7.59%	5.22%
S&P Emerging Markets Under USD2 Billion Index	22.79%	11.71%	5.94%

AssetsNet	$ 783,399,199	$ 783,399,199	$ 783,399,199	$ 783,399,199	$ 783,399,199
Holdings Count | Holding	3,486	3,486	3,486	3,486	3,486
Advisory Fees Paid, Amount		$ 5,085,579
InvestmentCompanyPortfolioTurnover		26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$783,399,199
Number of Portfolio Holdings	3,486
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$5,085,579

Holdings [Text Block]

Top Ten Sectors

Sector	% Value of Total Net Assets
Information Technology	19.3%
Industrials	17.4%
Materials	13.3%
Consumer Discretionary	11.9%
Health Care	8.6%
Financials	7.8%
Real Estate	7.2%
Consumer Staples	6.6%
Utilities	3.1%
Communication Services	3.1%

Material Fund Change [Text Block]
C000126352
Shareholder Report [Line Items]
Fund Name		SPDR S&P Global Dividend ETF
Trading Symbol		WDIV
Security Exchange Name		NYSE
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR S&P Global Dividend ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Global Dividend ETF	$47	0.41%

Expenses Paid, Amount		$ 47
Expense Ratio, Percent		0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Seven of the twelve months in the reporting period posted positive returns. The reporting period’s market environment was largely driven by speculation about inflation and when and by how much the U.S. Federal Reserve (“the Fed”) and other central banks would begin cutting rates. Alongside this interest rate story was the continuing prospect of an Artificial Intelligence boom, driving up the values of A.I.-related tech and semiconductor companies. And even though markets moved sideways in Q3 2024 as investors rotated out of growth and tech stocks and back into value and small cap securities, they could not undo the reporting period’s significant influence driven by those mega-cap high-flyers. With the Fed finally cutting rates in September and by 50 bps, the year-long speculation about the timing of the Fed’s directional shift was finally put to rest, and markets ended the year-long period with significant gains and at the highest levels.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
Line Graph [Table Text Block]
	WDIV	MSCI ACWI IMI Index	S&P Global Dividend Aristocrats Index
09/30/14	$10,000	$10,000	$10,000
10/31/14	$10,216	$10,079	$10,218
11/30/14	$10,339	$10,228	$10,340
12/31/14	$10,143	$10,059	$10,146
01/31/15	$10,171	$9,903	$10,174
02/28/15	$10,687	$10,457	$10,686
03/31/15	$10,365	$10,319	$10,363
04/30/15	$10,736	$10,602	$10,728
05/31/15	$10,478	$10,609	$10,468
06/30/15	$10,280	$10,374	$10,262
07/31/15	$10,333	$10,435	$10,317
08/31/15	$9,719	$9,735	$9,696
09/30/15	$9,483	$9,379	$9,455
10/31/15	$9,996	$10,089	$9,968
11/30/15	$9,692	$10,026	$9,663
12/31/15	$9,341	$9,839	$9,308
01/31/16	$9,126	$9,223	$9,089
02/29/16	$9,140	$9,175	$9,106
03/31/16	$10,069	$9,869	$10,031
04/30/16	$10,334	$10,025	$10,284
05/31/16	$10,091	$10,045	$10,034
06/30/16	$10,261	$9,973	$10,204
07/31/16	$10,765	$10,417	$10,711
08/31/16	$10,558	$10,452	$10,503
09/30/16	$10,731	$10,528	$10,675
10/31/16	$10,425	$10,325	$10,368
11/30/16	$10,249	$10,437	$10,191
12/31/16	$10,595	$10,662	$10,537
01/31/17	$10,789	$10,951	$10,733
02/28/17	$10,996	$11,252	$10,950
03/31/17	$11,080	$11,386	$11,038
04/30/17	$11,279	$11,569	$11,228
05/31/17	$11,511	$11,800	$11,457
06/30/17	$11,520	$11,869	$11,462
07/31/17	$11,793	$12,195	$11,736
08/31/17	$11,778	$12,238	$11,725
09/30/17	$11,893	$12,500	$11,835
10/31/17	$11,915	$12,753	$11,858
11/30/17	$12,288	$13,003	$12,226
12/31/17	$12,589	$13,215	$12,524
01/31/18	$12,947	$13,928	$12,881
02/28/18	$12,264	$13,346	$12,185
03/31/18	$12,229	$13,097	$12,157
04/30/18	$12,431	$13,219	$12,350
05/31/18	$12,166	$13,272	$12,079
06/30/18	$12,217	$13,192	$12,123
07/31/18	$12,578	$13,557	$12,481
08/31/18	$12,365	$13,682	$12,268
09/30/18	$12,396	$13,704	$12,293
10/31/18	$11,739	$12,632	$11,638
11/30/18	$12,037	$12,810	$11,933
12/31/18	$11,474	$11,883	$11,371
01/31/19	$12,232	$12,850	$12,130
02/28/19	$12,388	$13,208	$12,291
03/31/19	$12,378	$13,344	$12,275
04/30/19	$12,643	$13,785	$12,534
05/31/19	$12,081	$12,960	$11,967
06/30/19	$12,768	$13,793	$12,646
07/31/19	$12,599	$13,835	$12,478
08/31/19	$12,267	$13,486	$12,147
09/30/19	$12,890	$13,769	$12,765
10/31/19	$13,260	$14,148	$13,117
11/30/19	$13,257	$14,501	$13,112
12/31/19	$13,819	$15,015	$13,669
01/31/20	$13,588	$14,816	$13,441
02/29/20	$12,368	$13,604	$12,240
03/31/20	$9,451	$11,646	$9,332
04/30/20	$10,217	$12,928	$10,088
05/31/20	$10,195	$13,523	$10,065
06/30/20	$10,444	$13,955	$10,307
07/31/20	$10,554	$14,680	$10,411
08/31/20	$11,147	$15,569	$10,997
09/30/20	$10,671	$15,086	$10,513
10/31/20	$10,460	$14,760	$10,303
11/30/20	$12,013	$16,629	$11,838
12/31/20	$12,469	$17,455	$12,297
01/31/21	$12,486	$17,424	$12,315
02/28/21	$12,951	$17,888	$12,773
03/31/21	$13,616	$18,351	$13,425
04/30/21	$14,020	$19,148	$13,820
05/31/21	$14,528	$19,434	$14,290
06/30/21	$14,228	$19,668	$14,021
07/31/21	$14,141	$19,768	$13,932
08/31/21	$14,200	$20,257	$13,993
09/30/21	$13,912	$19,449	$13,700
10/31/21	$14,110	$20,395	$13,894
11/30/21	$13,553	$19,848	$13,343
12/31/21	$14,254	$20,636	$14,040
01/31/22	$14,376	$19,565	$14,162
02/28/22	$14,285	$19,117	$14,071
03/31/22	$14,594	$19,507	$14,369
04/30/22	$14,002	$17,958	$13,777
05/31/22	$14,379	$17,969	$14,143
06/30/22	$13,475	$16,419	$13,250
07/31/22	$13,619	$17,591	$13,393
08/31/22	$13,125	$16,967	$12,903
09/30/22	$11,868	$15,329	$11,654
10/31/22	$12,142	$16,272	$11,925
11/30/22	$13,190	$17,511	$12,958
12/31/22	$13,211	$16,838	$12,989
01/31/23	$13,906	$18,078	$13,669
02/28/23	$13,379	$17,576	$13,151
03/31/23	$13,345	$18,008	$13,106
04/30/23	$13,589	$18,238	$13,337
05/31/23	$12,823	$18,018	$12,573
06/30/23	$13,248	$19,068	$12,973
07/31/23	$13,769	$19,798	$13,483
08/31/23	$13,349	$19,229	$13,072
09/30/23	$12,802	$18,420	$12,529
10/31/23	$12,353	$17,806	$12,092
11/30/23	$13,445	$19,452	$13,154
12/31/23	$14,332	$20,472	$14,026
01/31/24	$14,038	$20,518	$13,744
02/29/24	$13,930	$21,376	$13,637
03/31/24	$14,282	$22,052	$13,992
04/30/24	$14,029	$21,303	$13,720
05/31/24	$14,542	$22,166	$14,212
06/30/24	$14,369	$22,577	$14,033
07/31/24	$15,252	$23,041	$14,907
08/31/24	$15,952	$23,579	$15,582
09/30/24	$16,389	$24,122	$16,005

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
WDIV	28.02%	4.92%	5.06%
MSCI ACWI IMI Index	30.96%	11.87%	9.20%
S&P Global Dividend Aristocrats Index	27.74%	4.63%	4.82%

AssetsNet	$ 207,458,998	$ 207,458,998	$ 207,458,998	$ 207,458,998	$ 207,458,998
Holdings Count | Holding	99	99	99	99	99
Advisory Fees Paid, Amount		$ 813,140
InvestmentCompanyPortfolioTurnover		56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$207,458,998
Number of Portfolio Holdings	99
Portfolio Turnover Rate	56%
Total Advisory Fees Paid	$813,140

Holdings [Text Block]

Top Ten Sectors

Sector	% Value of Total Net Assets
Financials	25.2%
Utilities	17.6%
Real Estate	11.4%
Communication Services	8.0%
Consumer Staples	7.5%
Materials	7.3%
Industrials	6.5%
Energy	6.2%
Health Care	3.7%
Consumer Discretionary	3.6%

Material Fund Change [Text Block]
C000092104
Shareholder Report [Line Items]
Fund Name		SPDR S&P Global Natural Resources ETF
Trading Symbol		GNR
Security Exchange Name		NYSE
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR S&P Global Natural Resources ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Global Natural Resources ETF	$41	0.40%

Expenses Paid, Amount		$ 41
Expense Ratio, Percent		0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance of the Fund for the reporting period was driven by a cut in interest rates, easing inflation, and high demand for various metals like copper, zinc and nickel despite higher inventories and mild temperatures. During the reporting period, the Fund's use of their current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
Line Graph [Table Text Block]
	GNR	MSCI ACWI IMI Index	S&P Global Natural Resources Index
09/30/14	$10,000	$10,000	$10,000
10/31/14	$9,683	$10,079	$9,679
11/30/14	$9,445	$10,228	$9,440
12/31/14	$9,160	$10,059	$9,152
01/31/15	$8,916	$9,903	$8,910
02/28/15	$9,534	$10,457	$9,530
03/31/15	$8,906	$10,319	$8,901
04/30/15	$9,522	$10,602	$9,514
05/31/15	$9,368	$10,609	$9,359
06/30/15	$8,907	$10,374	$8,892
07/31/15	$8,281	$10,435	$8,261
08/31/15	$7,647	$9,735	$7,623
09/30/15	$6,903	$9,379	$6,879
10/31/15	$7,581	$10,089	$7,554
11/30/15	$7,305	$10,026	$7,279
12/31/15	$6,933	$9,839	$6,910
01/31/16	$6,438	$9,223	$6,417
02/29/16	$6,895	$9,175	$6,873
03/31/16	$7,561	$9,869	$7,540
04/30/16	$8,398	$10,025	$8,375
05/31/16	$7,913	$10,045	$7,885
06/30/16	$8,078	$9,973	$8,050
07/31/16	$8,434	$10,417	$8,407
08/31/16	$8,371	$10,452	$8,347
09/30/16	$8,551	$10,528	$8,523
10/31/16	$8,556	$10,325	$8,528
11/30/16	$8,852	$10,437	$8,826
12/31/16	$9,106	$10,662	$9,083
01/31/17	$9,511	$10,951	$9,489
02/28/17	$9,377	$11,252	$9,353
03/31/17	$9,360	$11,386	$9,335
04/30/17	$9,312	$11,569	$9,282
05/31/17	$9,283	$11,800	$9,236
06/30/17	$9,281	$11,869	$9,233
07/31/17	$9,825	$12,195	$9,777
08/31/17	$9,949	$12,238	$9,909
09/30/17	$10,257	$12,500	$10,214
10/31/17	$10,477	$12,753	$10,436
11/30/17	$10,525	$13,003	$10,486
12/31/17	$11,117	$13,215	$11,080
01/31/18	$11,693	$13,928	$11,660
02/28/18	$11,093	$13,346	$11,062
03/31/18	$10,917	$13,097	$10,883
04/30/18	$11,449	$13,219	$11,420
05/31/18	$11,616	$13,272	$11,581
06/30/18	$11,486	$13,192	$11,455
07/31/18	$11,600	$13,557	$11,573
08/31/18	$11,224	$13,682	$11,195
09/30/18	$11,607	$13,704	$11,589
10/31/18	$10,555	$12,632	$10,534
11/30/18	$10,176	$12,810	$10,153
12/31/18	$9,654	$11,883	$9,631
01/31/19	$10,571	$12,850	$10,557
02/28/19	$10,727	$13,208	$10,707
03/31/19	$10,830	$13,344	$10,808
04/30/19	$10,835	$13,785	$10,805
05/31/19	$9,993	$12,960	$9,963
06/30/19	$10,944	$13,793	$10,925
07/31/19	$10,668	$13,835	$10,654
08/31/19	$9,982	$13,486	$9,961
09/30/19	$10,272	$13,769	$10,250
10/31/19	$10,449	$14,148	$10,431
11/30/19	$10,618	$14,501	$10,587
12/31/19	$11,234	$15,015	$11,211
01/31/20	$10,375	$14,816	$10,356
02/29/20	$9,214	$13,604	$9,184
03/31/20	$7,557	$11,646	$7,513
04/30/20	$8,590	$12,928	$8,546
05/31/20	$8,902	$13,523	$8,852
06/30/20	$9,067	$13,955	$9,028
07/31/20	$9,376	$14,680	$9,338
08/31/20	$9,740	$15,569	$9,702
09/30/20	$9,248	$15,086	$9,205
10/31/20	$8,939	$14,760	$8,899
11/30/20	$10,502	$16,629	$10,458
12/31/20	$11,251	$17,455	$11,206
01/31/21	$11,286	$17,424	$11,246
02/28/21	$12,291	$17,888	$12,248
03/31/21	$12,555	$18,351	$12,505
04/30/21	$13,066	$19,148	$13,020
05/31/21	$13,759	$19,434	$13,697
06/30/21	$13,439	$19,668	$13,394
07/31/21	$13,387	$19,768	$13,346
08/31/21	$13,189	$20,257	$13,147
09/30/21	$13,048	$19,449	$13,006
10/31/21	$13,675	$20,395	$13,629
11/30/21	$13,058	$19,848	$13,010
12/31/21	$13,979	$20,636	$13,940
01/31/22	$14,510	$19,565	$14,470
02/28/22	$15,177	$19,117	$15,135
03/31/22	$16,307	$19,507	$16,252
04/30/22	$15,582	$17,958	$15,540
05/31/22	$16,314	$17,969	$16,263
06/30/22	$13,749	$16,419	$13,698
07/31/22	$14,231	$17,591	$14,180
08/31/22	$14,314	$16,967	$14,265
09/30/22	$13,091	$15,329	$13,050
10/31/22	$14,426	$16,272	$14,364
11/30/22	$15,832	$17,511	$15,763
12/31/22	$15,336	$16,838	$15,277
01/31/23	$16,484	$18,078	$16,426
02/28/23	$15,568	$17,576	$15,519
03/31/23	$15,391	$18,008	$15,339
04/30/23	$15,360	$18,238	$15,300
05/31/23	$13,916	$18,018	$13,849
06/30/23	$14,799	$19,068	$14,744
07/31/23	$15,927	$19,798	$15,878
08/31/23	$15,390	$19,229	$15,331
09/30/23	$15,331	$18,420	$15,268
10/31/23	$14,578	$17,806	$14,501
11/30/23	$15,289	$19,452	$15,213
12/31/23	$15,860	$20,472	$15,793
01/31/24	$15,016	$20,518	$14,951
02/29/24	$14,957	$21,376	$14,883
03/31/24	$16,186	$22,052	$16,109
04/30/24	$16,168	$21,303	$16,096
05/31/24	$16,616	$22,166	$16,531
06/30/24	$15,893	$22,577	$15,799
07/31/24	$16,107	$23,041	$16,016
08/31/24	$16,122	$23,579	$15,992
09/30/24	$16,464	$24,122	$16,338

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
GNR	7.39%	9.89%	5.11%
MSCI ACWI IMI Index	30.96%	11.87%	9.20%
S&P Global Natural Resources Index	7.01%	9.77%	5.03%

AssetsNet	$ 3,265,611,432	$ 3,265,611,432	$ 3,265,611,432	$ 3,265,611,432	$ 3,265,611,432
Holdings Count | Holding	105	105	105	105	105
Advisory Fees Paid, Amount		$ 13,853,858
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$3,265,611,432
Number of Portfolio Holdings	105
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$13,853,858

Holdings [Text Block]

Top Industry

Industry	% Value of Total Net Assets
Metals & Mining	34.8%
Oil, Gas & Consumable Fuels	29.8%
Paper & Forest Products	10.2%
Chemicals	9.4%
Containers & Packaging	8.3%
Food Products	4.3%
Specialized REITs	1.2%
Energy Equipment & Services	1.1%

Material Fund Change [Text Block]
C000057694
Shareholder Report [Line Items]
Fund Name		SPDR S&P International Dividend ETF
Trading Symbol		DWX
Security Exchange Name		NYSE
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR S&P International Dividend ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P International Dividend ETF	$50	0.45%

Expenses Paid, Amount		$ 50
Expense Ratio, Percent		0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance of the Fund for the reporting period was driven by a cut in interest rates, easing inflation, and positive earnings growth. During the reporting period, the Fund's use of their current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
Line Graph [Table Text Block]
	DWX	S&P International Dividend Opportunities Index	MSCI All Country World ex USA Index
09/30/14	$10,000	$10,000	$10,000
10/31/14	$9,898	$9,900	$9,901
11/30/14	$9,795	$9,798	$9,973
12/31/14	$9,297	$9,303	$9,613
01/31/15	$9,219	$9,209	$9,599
02/28/15	$9,696	$9,715	$10,112
03/31/15	$9,240	$9,251	$9,949
04/30/15	$10,159	$10,173	$10,451
05/31/15	$9,648	$9,653	$10,288
06/30/15	$9,312	$9,312	$10,001
07/31/15	$8,793	$8,794	$9,973
08/31/15	$8,103	$8,131	$9,211
09/30/15	$7,714	$7,731	$8,784
10/31/15	$8,217	$8,238	$9,438
11/30/15	$7,945	$7,963	$9,243
12/31/15	$7,759	$7,781	$9,069
01/31/16	$7,379	$7,413	$8,452
02/29/16	$7,327	$7,378	$8,355
03/31/16	$8,137	$8,193	$9,035
04/30/16	$8,466	$8,523	$9,272
05/31/16	$8,207	$8,259	$9,116
06/30/16	$8,205	$8,264	$8,976
07/31/16	$8,617	$8,684	$9,420
08/31/16	$8,540	$8,608	$9,480
09/30/16	$8,716	$8,785	$9,597
10/31/16	$8,675	$8,744	$9,459
11/30/16	$8,511	$8,580	$9,240
12/31/16	$8,818	$8,896	$9,476
01/31/17	$9,014	$9,098	$9,812
02/28/17	$9,112	$9,238	$9,969
03/31/17	$9,303	$9,436	$10,221
04/30/17	$9,433	$9,563	$10,440
05/31/17	$9,720	$9,855	$10,779
06/30/17	$9,691	$9,826	$10,812
07/31/17	$10,015	$10,170	$11,211
08/31/17	$10,099	$10,281	$11,270
09/30/17	$10,096	$10,274	$11,479
10/31/17	$10,115	$10,296	$11,695
11/30/17	$10,314	$10,499	$11,790
12/31/17	$10,444	$10,639	$12,053
01/31/18	$10,783	$10,984	$12,725
02/28/18	$10,276	$10,467	$12,125
03/31/18	$10,168	$10,357	$11,911
04/30/18	$10,259	$10,442	$12,101
05/31/18	$9,996	$10,177	$11,821
06/30/18	$9,971	$10,160	$11,599
07/31/18	$10,209	$10,411	$11,877
08/31/18	$9,991	$10,214	$11,628
09/30/18	$9,946	$10,171	$11,681
10/31/18	$9,358	$9,573	$10,731
11/30/18	$9,591	$9,812	$10,833
12/31/18	$9,275	$9,494	$10,342
01/31/19	$9,835	$10,073	$11,124
02/28/19	$10,041	$10,283	$11,341
03/31/19	$10,140	$10,382	$11,409
04/30/19	$10,338	$10,582	$11,710
05/31/19	$10,156	$10,394	$11,081
06/30/19	$10,675	$10,929	$11,749
07/31/19	$10,506	$10,757	$11,607
08/31/19	$10,409	$10,670	$11,248
09/30/19	$10,654	$10,919	$11,538
10/31/19	$10,947	$11,224	$11,940
11/30/19	$10,899	$11,177	$12,045
12/31/19	$11,149	$11,440	$12,567
01/31/20	$11,144	$11,437	$12,229
02/29/20	$10,248	$10,512	$11,263
03/31/20	$8,567	$8,785	$9,632
04/30/20	$9,033	$9,261	$10,362
05/31/20	$9,116	$9,345	$10,701
06/30/20	$9,391	$9,625	$11,185
07/31/20	$9,611	$9,840	$11,683
08/31/20	$9,941	$10,194	$12,183
09/30/20	$9,670	$9,913	$11,884
10/31/20	$9,324	$9,556	$11,628
11/30/20	$10,321	$10,585	$13,193
12/31/20	$10,625	$10,903	$13,906
01/31/21	$10,538	$10,817	$13,936
02/28/21	$10,552	$10,832	$14,212
03/31/21	$11,067	$11,364	$14,391
04/30/21	$11,398	$11,702	$14,815
05/31/21	$11,749	$12,035	$15,278
06/30/21	$11,591	$11,901	$15,179
07/31/21	$11,763	$12,080	$14,929
08/31/21	$11,855	$12,190	$15,213
09/30/21	$11,333	$11,651	$14,726
10/31/21	$11,586	$11,918	$15,077
11/30/21	$11,172	$11,493	$14,399
12/31/21	$11,716	$12,047	$14,994
01/31/22	$11,730	$12,063	$14,441
02/28/22	$11,666	$12,007	$14,155
03/31/22	$11,786	$12,123	$14,178
04/30/22	$11,318	$11,639	$13,288
05/31/22	$11,356	$11,670	$13,383
06/30/22	$10,487	$10,777	$12,232
07/31/22	$10,667	$10,967	$12,650
08/31/22	$10,153	$10,438	$12,243
09/30/22	$9,068	$9,315	$11,020
10/31/22	$9,263	$9,516	$11,349
11/30/22	$10,089	$10,369	$12,689
12/31/22	$10,224	$10,510	$12,594
01/31/23	$10,869	$11,178	$13,615
02/28/23	$10,642	$10,950	$13,137
03/31/23	$10,834	$11,142	$13,459
04/30/23	$11,240	$11,557	$13,692
05/31/23	$10,776	$11,070	$13,195
06/30/23	$11,068	$11,365	$13,787
07/31/23	$11,464	$11,776	$14,347
08/31/23	$11,084	$11,423	$13,699
09/30/23	$10,753	$11,079	$13,266
10/31/23	$10,517	$10,837	$12,719
11/30/23	$11,245	$11,593	$13,864
12/31/23	$11,708	$12,087	$14,560
01/31/24	$11,628	$12,006	$14,416
02/29/24	$11,385	$11,752	$14,781
03/31/24	$11,630	$12,024	$15,243
04/30/24	$11,352	$11,698	$14,969
05/31/24	$11,675	$12,038	$15,404
06/30/24	$11,556	$11,921	$15,389
07/31/24	$12,272	$12,667	$15,745
08/31/24	$12,883	$13,313	$16,194
09/30/24	$13,113	$13,550	$16,630

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
DWX	21.95%	4.24%	2.75%
S&P International Dividend Opportunities Index	22.31%	4.41%	3.08%
MSCI All Country World ex USA Index	25.35%	7.59%	5.22%

AssetsNet	$ 443,716,413	$ 443,716,413	$ 443,716,413	$ 443,716,413	$ 443,716,413
Holdings Count | Holding	103	103	103	103	103
Advisory Fees Paid, Amount		$ 2,065,444
InvestmentCompanyPortfolioTurnover		61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$443,716,413
Number of Portfolio Holdings	103
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$2,065,444

Holdings [Text Block]

Top Ten Sectors

Sector	% Value of Total Net Assets
Utilities	21.0%
Communication Services	14.6%
Real Estate	14.2%
Financials	12.6%
Consumer Staples	11.5%
Energy	7.8%
Industrials	5.5%
Consumer Discretionary	4.9%
Health Care	3.5%
Information Technology	2.1%

Material Fund Change [Text Block]
C000038338
Shareholder Report [Line Items]
Fund Name		SPDR S&P International Small Cap ETF
Trading Symbol		GWX
Security Exchange Name		NYSE
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR S&P International Small Cap ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P International Small Cap ETF	$44	0.40%

Expenses Paid, Amount		$ 44
Expense Ratio, Percent		0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Index started off the fiscal year with the best quarter by posting a gain of 19.2%. In Q4 2023, risk assets gained in value on the back of growing anticipation of a potential policy easing.  In fact, interest rates were cut across fifteen economies in December 2023 including the U.S. Federal Reserve, European Central Bank, and Bank of England. The Index modestly gained 1.5% in Q1 2024 as global economic activity improved, with both services and manufacturing sectors advancing supported by resilient macroeconomic data and strong earnings. The Index lost 1.5% in Q2 2024 mainly driven by concerns around elections in France impacted the overall performance of European equities and contraction and decision to lower its regular bond repurchases in Japan. The Index bounced by in Q3 2024 by gaining 8.1% as the global economy showed signs of resilience with growth in the services sector offsetting weakness in manufacturing.  However, Japan had a mixed quarter. The Japanese Yen, appreciating sharply, saw its strongest run since 2008 resulted in carry trades – a strategy based on borrowing at a low interest rate and using the proceeds to buy higher-yielding currencies or assets – causing a plunge in the Japanese equity market.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
Line Graph [Table Text Block]
	GWX	MSCI All Country World ex USA Index	S&P Developed ex-U.S. Under USD2 Billion Index
09/30/14	$10,000	$10,000	$10,000
10/31/14	$9,688	$9,901	$9,659
11/30/14	$9,558	$9,973	$9,524
12/31/14	$9,499	$9,613	$9,467
01/31/15	$9,469	$9,599	$9,452
02/28/15	$10,000	$10,112	$9,955
03/31/15	$9,967	$9,949	$9,915
04/30/15	$10,567	$10,451	$10,511
05/31/15	$10,657	$10,288	$10,580
06/30/15	$10,535	$10,001	$10,469
07/31/15	$10,339	$9,973	$10,304
08/31/15	$9,889	$9,211	$9,856
09/30/15	$9,523	$8,784	$9,488
10/31/15	$10,061	$9,438	$10,023
11/30/15	$10,020	$9,243	$9,971
12/31/15	$10,033	$9,069	$9,970
01/31/16	$9,295	$8,452	$9,236
02/29/16	$9,308	$8,355	$9,256
03/31/16	$10,149	$9,035	$10,095
04/30/16	$10,585	$9,272	$10,514
05/31/16	$10,521	$9,116	$10,411
06/30/16	$10,281	$8,976	$10,181
07/31/16	$10,911	$9,420	$10,776
08/31/16	$10,777	$9,480	$10,613
09/30/16	$11,064	$9,597	$10,921
10/31/16	$10,763	$9,459	$10,623
11/30/16	$10,521	$9,240	$10,372
12/31/16	$10,756	$9,476	$10,615
01/31/17	$11,151	$9,812	$10,999
02/28/17	$11,439	$9,969	$11,251
03/31/17	$11,584	$10,221	$11,379
04/30/17	$11,808	$10,440	$11,593
05/31/17	$12,142	$10,779	$11,960
06/30/17	$12,255	$10,812	$12,096
07/31/17	$12,625	$11,211	$12,473
08/31/17	$12,643	$11,270	$12,542
09/30/17	$12,867	$11,479	$12,772
10/31/17	$13,115	$11,695	$13,015
11/30/17	$13,399	$11,790	$13,320
12/31/17	$13,782	$12,053	$13,715
01/31/18	$14,421	$12,725	$14,373
02/28/18	$13,860	$12,125	$13,813
03/31/18	$13,624	$11,911	$13,610
04/30/18	$13,864	$12,101	$13,789
05/31/18	$13,858	$11,821	$13,767
06/30/18	$13,400	$11,599	$13,289
07/31/18	$13,365	$11,877	$13,219
08/31/18	$13,407	$11,628	$13,249
09/30/18	$13,385	$11,681	$13,269
10/31/18	$11,913	$10,731	$11,833
11/30/18	$12,000	$10,833	$11,922
12/31/18	$11,141	$10,342	$11,058
01/31/19	$11,945	$11,124	$11,863
02/28/19	$12,206	$11,341	$12,109
03/31/19	$12,087	$11,409	$11,994
04/30/19	$12,320	$11,710	$12,204
05/31/19	$11,668	$11,081	$11,578
06/30/19	$12,121	$11,749	$12,006
07/31/19	$11,985	$11,607	$11,866
08/31/19	$11,600	$11,248	$11,494
09/30/19	$11,875	$11,538	$11,765
10/31/19	$12,428	$11,940	$12,308
11/30/19	$12,614	$12,045	$12,486
12/31/19	$13,206	$12,567	$13,111
01/31/20	$12,617	$12,229	$12,533
02/29/20	$11,249	$11,263	$11,154
03/31/20	$9,459	$9,632	$9,320
04/30/20	$10,526	$10,362	$10,410
05/31/20	$11,236	$10,701	$11,113
06/30/20	$11,425	$11,185	$11,305
07/31/20	$11,885	$11,683	$11,758
08/31/20	$12,718	$12,183	$12,626
09/30/20	$12,672	$11,884	$12,577
10/31/20	$12,316	$11,628	$12,220
11/30/20	$13,978	$13,193	$13,913
12/31/20	$14,952	$13,906	$14,878
01/31/21	$14,829	$13,936	$14,776
02/28/21	$15,290	$14,212	$15,265
03/31/21	$15,698	$14,391	$15,633
04/30/21	$16,268	$14,815	$16,228
05/31/21	$16,567	$15,278	$16,584
06/30/21	$16,477	$15,179	$16,488
07/31/21	$16,476	$14,929	$16,482
08/31/21	$16,861	$15,213	$16,882
09/30/21	$16,462	$14,726	$16,470
10/31/21	$16,649	$15,077	$16,614
11/30/21	$15,666	$14,399	$15,585
12/31/21	$16,331	$14,994	$16,261
01/31/22	$15,054	$14,441	$14,969
02/28/22	$15,220	$14,155	$15,079
03/31/22	$15,334	$14,178	$15,214
04/30/22	$14,233	$13,288	$14,116
05/31/22	$14,216	$13,383	$14,052
06/30/22	$12,614	$12,232	$12,439
07/31/22	$13,458	$12,650	$13,270
08/31/22	$13,093	$12,243	$12,904
09/30/22	$11,464	$11,020	$11,283
10/31/22	$11,811	$11,349	$11,634
11/30/22	$13,035	$12,689	$12,826
12/31/22	$13,114	$12,594	$12,918
01/31/23	$14,134	$13,615	$13,916
02/28/23	$13,698	$13,137	$13,462
03/31/23	$13,771	$13,459	$13,544
04/30/23	$13,795	$13,692	$13,574
05/31/23	$13,351	$13,195	$13,123
06/30/23	$13,738	$13,787	$13,513
07/31/23	$14,364	$14,347	$14,153
08/31/23	$13,902	$13,699	$13,662
09/30/23	$13,236	$13,266	$13,022
10/31/23	$12,450	$12,719	$12,211
11/30/23	$13,614	$13,864	$13,388
12/31/23	$14,566	$14,560	$14,376
01/31/24	$14,216	$14,416	$13,994
02/29/24	$14,312	$14,781	$14,088
03/31/24	$14,813	$15,243	$14,589
04/30/24	$14,420	$14,969	$14,130
05/31/24	$14,951	$15,404	$14,627
06/30/24	$14,672	$15,389	$14,367
07/31/24	$15,346	$15,745	$14,977
08/31/24	$15,488	$16,194	$15,157
09/30/24	$15,873	$16,630	$15,526

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
GWX	19.92%	5.98%	4.73%
MSCI All Country World ex USA Index	25.35%	7.59%	5.22%
S&P Developed ex-U.S. Under USD2 Billion Index	19.23%	5.71%	4.50%

AssetsNet	$ 691,702,963	$ 691,702,963	$ 691,702,963	$ 691,702,963	$ 691,702,963
Holdings Count | Holding	2,201	2,201	2,201	2,201	2,201
Advisory Fees Paid, Amount		$ 2,609,632
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$691,702,963
Number of Portfolio Holdings	2,201
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$2,609,632

Holdings [Text Block]

Top Ten Sectors

Sector	% Value of Total Net Assets
Industrials	21.2%
Materials	12.8%
Consumer Discretionary	12.2%
Information Technology	12.0%
Health Care	9.1%
Real Estate	8.7%
Financials	8.4%
Consumer Staples	6.0%
Energy	3.5%
Communication Services	3.2%

Material Fund Change [Text Block]
C000163789
Shareholder Report [Line Items]
Fund Name		SPDR S&P North American Natural Resources ETF
Trading Symbol		NANR
Security Exchange Name		NYSE
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SPDR S&P North American Natural Resources ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number		1-866-787-2257
Additional Information Website		www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P North American Natural Resources ETF	$37	0.35%

Expenses Paid, Amount		$ 37
Expense Ratio, Percent		0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was largely driven by inflation expectations and when and by how much the U.S. Federal Reserve and other central banks would begin cutting rates. It was a challenging reporting period for commodities and natural resources as growing concerns around the health of the global economy and ample supply weighed on oil prices, which made Energy the worst performing sector in the broad market. Top positive contributors to the Fund's performance were Freeport-McMoRan, Agnico Eagle Mines, and Newmont Corporation. Bottom three contributors were EOG Resources, Cameco Corporation, and Imperial Oil Limited.

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
Line Graph [Table Text Block]
	NANR	MSCI ACWI IMI Index	S&P BMI North American Natural Resources Index
12/15/15	$10,000	$10,000	$10,000
12/31/15	$10,024	$10,125	$10,027
01/31/16	$9,544	$9,491	$9,548
02/29/16	$10,653	$9,441	$10,653
03/31/16	$11,669	$10,155	$11,678
04/30/16	$13,700	$10,316	$13,717
05/31/16	$13,032	$10,337	$13,040
06/30/16	$13,720	$10,263	$13,734
07/31/16	$14,117	$10,720	$14,133
08/31/16	$13,484	$10,756	$13,491
09/30/16	$13,721	$10,834	$13,731
10/31/16	$13,417	$10,625	$13,427
11/30/16	$13,985	$10,740	$13,988
12/31/16	$14,061	$10,972	$14,077
01/31/17	$14,590	$11,269	$14,610
02/28/17	$14,024	$11,579	$14,035
03/31/17	$13,945	$11,716	$13,956
04/30/17	$13,673	$11,905	$13,685
05/31/17	$13,318	$12,142	$13,321
06/30/17	$13,104	$12,214	$13,106
07/31/17	$13,811	$12,549	$13,815
08/31/17	$13,798	$12,593	$13,797
09/30/17	$14,234	$12,863	$14,235
10/31/17	$14,190	$13,123	$14,194
11/30/17	$14,321	$13,381	$14,318
12/31/17	$15,173	$13,599	$15,184
01/31/18	$15,679	$14,333	$15,694
02/28/18	$14,315	$13,734	$14,319
03/31/18	$14,369	$13,478	$14,375
04/30/18	$15,053	$13,603	$15,061
05/31/18	$15,477	$13,657	$15,477
06/30/18	$15,679	$13,575	$15,680
07/31/18	$15,519	$13,951	$15,522
08/31/18	$14,490	$14,079	$14,481
09/30/18	$14,756	$14,102	$14,748
10/31/18	$13,469	$12,999	$13,457
11/30/18	$13,484	$13,182	$13,463
12/31/18	$12,663	$12,228	$12,640
01/31/19	$13,819	$13,224	$13,798
02/28/19	$13,979	$13,591	$13,951
03/31/19	$14,206	$13,732	$14,176
04/30/19	$14,041	$14,186	$14,014
05/31/19	$12,842	$13,337	$12,803
06/30/19	$14,337	$14,194	$14,298
07/31/19	$14,109	$14,237	$14,073
08/31/19	$13,785	$13,878	$13,742
09/30/19	$13,797	$14,169	$13,754
10/31/19	$13,656	$14,559	$13,614
11/30/19	$13,828	$14,922	$13,776
12/31/19	$15,009	$15,451	$14,962
01/31/20	$13,924	$15,247	$13,881
02/29/20	$12,569	$13,999	$12,513
03/31/20	$9,742	$11,984	$9,688
04/30/20	$12,614	$13,304	$12,557
05/31/20	$12,659	$13,916	$12,587
06/30/20	$13,085	$14,361	$13,031
07/31/20	$13,661	$15,107	$13,597
08/31/20	$13,924	$16,021	$13,849
09/30/20	$12,819	$15,525	$12,745
10/31/20	$12,551	$15,189	$12,479
11/30/20	$14,558	$17,112	$14,465
12/31/20	$15,181	$17,962	$15,077
01/31/21	$15,195	$17,930	$15,096
02/28/21	$16,879	$18,407	$16,754
03/31/21	$17,611	$18,885	$17,485
04/30/21	$18,462	$19,704	$18,333
05/31/21	$19,889	$19,998	$19,693
06/30/21	$19,248	$20,240	$19,106
07/31/21	$18,656	$20,342	$18,520
08/31/21	$17,986	$20,845	$17,842
09/30/21	$18,413	$20,014	$18,263
10/31/21	$20,277	$20,988	$20,119
11/30/21	$19,595	$20,424	$19,427
12/31/21	$20,649	$21,235	$20,482
01/31/22	$22,185	$20,133	$22,014
02/28/22	$24,586	$19,673	$24,386
03/31/22	$27,211	$20,074	$26,998
04/30/22	$26,284	$18,480	$26,081
05/31/22	$27,803	$18,491	$27,576
06/30/22	$23,308	$16,895	$23,096
07/31/22	$23,966	$18,102	$23,757
08/31/22	$24,288	$17,460	$24,071
09/30/22	$22,632	$15,774	$22,406
10/31/22	$25,812	$16,745	$25,572
11/30/22	$27,296	$18,019	$27,026
12/31/22	$26,088	$17,327	$25,822
01/31/23	$27,855	$18,604	$27,575
02/28/23	$25,483	$18,087	$25,209
03/31/23	$25,836	$18,531	$25,537
04/30/23	$26,533	$18,767	$26,228
05/31/23	$23,636	$18,541	$23,337
06/30/23	$25,178	$19,622	$24,885
07/31/23	$27,064	$20,373	$26,755
08/31/23	$26,203	$19,788	$25,888
09/30/23	$25,911	$18,955	$25,596
10/31/23	$24,289	$18,323	$23,995
11/30/23	$24,702	$20,017	$24,380
12/31/23	$25,324	$21,067	$24,997
01/31/24	$23,865	$21,114	$23,558
02/29/24	$24,094	$21,997	$23,769
03/31/24	$27,009	$22,692	$26,649
04/30/24	$27,616	$21,922	$27,251
05/31/24	$28,385	$22,810	$27,993
06/30/24	$27,218	$23,233	$26,825
07/31/24	$28,123	$23,711	$27,721
08/31/24	$28,227	$24,264	$27,807
09/30/24	$28,283	$24,823	$27,860

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 12/15/15
NANR	9.15%	15.44%	12.54%
MSCI ACWI IMI Index	30.96%	11.87%	10.89%
S&P BMI North American Natural Resources Index	8.85%	15.16%	12.36%

Performance Inception Date				Dec. 15, 2015
AssetsNet	$ 571,636,367	$ 571,636,367	$ 571,636,367	$ 571,636,367	$ 571,636,367
Holdings Count | Holding	153	153	153	153	153
Advisory Fees Paid, Amount		$ 1,869,865
InvestmentCompanyPortfolioTurnover		61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 9/30/2024

Statistic	Value
Total Net Assets	$571,636,367
Number of Portfolio Holdings	153
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$1,869,865

Holdings [Text Block]

Top Industry

Industry	% Value of Total Net Assets
Oil, Gas & Consumable Fuels	39.7%
Metals & Mining	35.6%
Containers & Packaging	7.1%
Chemicals	6.2%
Energy Equipment & Services	4.7%
Food Products	3.5%
Specialized REITs	2.0%
Paper & Forest Products	1.1%

Material Fund Change [Text Block]